UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® High Income Central Fund 1

June 30, 2018

HP1-QTLY-0818
1.816013.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 84.7%
	Principal Amount	Value
Convertible Bonds - 0.7%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24	$750,000	$660,456
3.375% 8/15/26	770,000	745,819
		1,406,275
Utilities - 0.4%
SolarCity Corp. 1.625% 11/1/19	1,630,000	1,516,681

TOTAL CONVERTIBLE BONDS		2,922,956

Nonconvertible Bonds - 84.0%
Aerospace - 2.7%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,905,000	1,912,163
Bombardier, Inc.:
6.125% 1/15/23 (a)	3,365,000	3,373,413
7.5% 12/1/24 (a)	1,350,000	1,420,875
BWX Technologies, Inc. 5.375% 7/15/26 (a)	280,000	283,500
TransDigm, Inc.:
6% 7/15/22	1,900,000	1,910,070
6.375% 6/15/26	130,000	129,025
6.5% 5/15/25	1,895,000	1,916,319
		10,945,365
Air Transportation - 0.9%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(b)	270,000	278,100
Allegiant Travel Co. 5.5% 7/15/19	550,000	552,750
American Airlines Group, Inc. 4.625% 3/1/20 (a)	550,000	547,250
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	369,159	380,234
United Continental Holdings, Inc. 4.25% 10/1/22	1,940,000	1,872,100
		3,630,434
Automotive & Auto Parts - 0.1%
Delphi Technologies PLC 5% 10/1/25 (a)	560,000	534,100
Banks & Thrifts - 1.1%
Ally Financial, Inc.:
4.625% 3/30/25	660,000	650,100
5.75% 11/20/25	815,000	830,281
8% 11/1/31	2,385,000	2,838,150
		4,318,531
Broadcasting - 0.8%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,330,000	1,283,450
5% 8/1/27 (a)	2,065,000	1,925,613
		3,209,063
Building Materials - 0.2%
Building Materials Corp. of America 4.75% 1/15/28 (a)	1,050,000	963,375
Cable/Satellite TV - 7.1%
Altice SA:
7.625% 2/15/25 (a)	570,000	524,400
7.75% 5/15/22 (a)	6,015,000	5,819,513
Altice U.S. Finance SA 5.375% 7/15/23 (a)	1,625,000	1,616,875
Cablevision Systems Corp. 5.875% 9/15/22	805,000	798,963
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,805,000	3,576,700
5% 2/1/28 (a)	3,635,000	3,326,025
5.125% 5/1/27 (a)	2,910,000	2,717,213
5.5% 5/1/26 (a)	1,855,000	1,798,794
CSC Holdings LLC 5.5% 4/15/27 (a)	925,000	883,375
DISH DBS Corp.:
5.875% 11/15/24	2,260,000	1,912,525
7.75% 7/1/26	870,000	762,338
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,140,000	2,003,254
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	1,635,000	1,527,728
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,325,000	1,237,683
		28,505,386
Chemicals - 3.9%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	580,000	570,001
3.45% 6/1/23	600,000	567,744
4.5% 12/1/26 (a)	420,000	416,878
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,110,000	1,054,500
5.25% 6/1/27 (a)	840,000	782,775
OCI NV 6.625% 4/15/23 (a)	1,960,000	1,990,772
Olin Corp.:
5% 2/1/30	435,000	412,163
5.125% 9/15/27	1,725,000	1,677,563
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	2,010,000	1,964,775
TPC Group, Inc. 8.75% 12/15/20 (a)	2,800,000	2,772,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,175,000	1,164,719
Tronox Finance PLC 5.75% 10/1/25 (a)	235,000	228,244
Tronox, Inc. 6.5% 4/15/26 (a)	1,305,000	1,296,844
Valvoline, Inc. 4.375% 8/15/25	970,000	902,100
		15,801,078
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	900,000	863,438
Prestige Brands, Inc. 6.375% 3/1/24 (a)	370,000	366,300
		1,229,738
Containers - 3.0%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	765,000	778,388
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	925,000	907,656
4.625% 5/15/23 (a)	3,445,000	3,406,244
6% 2/15/25 (a)	2,350,000	2,288,313
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,930,000	1,765,950
OI European Group BV 4% 3/15/23 (a)	1,380,000	1,286,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8477% 7/15/21 (a)(b)(c)	1,300,000	1,312,090
5.75% 10/15/20	373,106	374,506
		12,119,997
Diversified Financial Services - 7.9%
Aircastle Ltd. 4.125% 5/1/24	385,000	368,676
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	760,000	729,600
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	955,000	907,250
FLY Leasing Ltd. 5.25% 10/15/24	2,045,000	1,917,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	8,745,000	8,755,905
6.25% 2/1/22	4,515,000	4,605,300
6.375% 12/15/25	1,030,000	1,031,288
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.57% 12/21/65 (a)(b)(c)	2,640,000	2,468,400
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.82% 12/21/65 (a)(b)(c)	5,445,000	5,036,625
MSCI, Inc. 4.75% 8/1/26 (a)	2,985,000	2,887,988
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,035,000	954,581
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	640,000	585,600
6.875% 2/15/23 (a)	185,000	177,600
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,385,000	1,329,600
		31,755,601
Diversified Media - 0.6%
E.W. Scripps Co. 5.125% 5/15/25 (a)	785,000	735,938
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,415,000	1,227,513
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (a)	660,000	628,650
		2,592,101
Energy - 18.7%
Antero Resources Corp.:
5.125% 12/1/22	2,200,000	2,205,500
5.625% 6/1/23 (Reg. S)	2,205,000	2,232,563
California Resources Corp. 8% 12/15/22 (a)	720,000	653,400
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	390,000	386,588
5.875% 3/31/25	1,615,000	1,679,600
7% 6/30/24	2,100,000	2,289,000
Chesapeake Energy Corp.:
4.875% 4/15/22	2,630,000	2,524,800
5.75% 3/15/23	1,715,000	1,620,675
8% 12/15/22 (a)	1,057,000	1,109,533
8% 1/15/25	560,000	570,332
8% 6/15/27	1,010,000	1,027,675
CNX Midstream Partners LP 6.5% 3/15/26 (a)	120,000	116,700
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (a)(b)(c)	3,330,000	3,331,238
6.5% 5/15/26 (a)	840,000	831,600
6.875% 6/15/25 (a)	945,000	969,806
Continental Resources, Inc.:
4.375% 1/15/28	1,155,000	1,148,231
4.5% 4/15/23	1,580,000	1,604,415
4.9% 6/1/44	395,000	386,856
Covey Park Energy LLC 7.5% 5/15/25 (a)	485,000	494,700
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,045,000	1,043,694
Denbury Resources, Inc.:
4.625% 7/15/23	50,000	43,640
5.5% 5/1/22	535,000	492,200
6.375% 8/15/21	165,000	157,988
9% 5/15/21 (a)	355,000	375,306
9.25% 3/31/22 (a)	2,410,000	2,554,600
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	730,000	756,463
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	220,000	213,400
5.75% 1/30/28 (a)	220,000	214,500
Energy Transfer Equity LP 4.25% 3/15/23	1,520,000	1,466,815
Ensco PLC:
4.5% 10/1/24	2,460,000	2,026,425
5.2% 3/15/25	3,400,000	2,822,000
7.75% 2/1/26	575,000	543,203
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	815,000	823,150
Exterran Energy Solutions LP 8.125% 5/1/25	600,000	633,000
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,925,000	2,903,063
FTS International, Inc. 6.25% 5/1/22	550,000	554,785
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	1,710,000	1,705,725
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	4,040,000	3,918,800
5.75% 10/1/25 (a)	1,635,000	1,630,913
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	1,220,000	1,180,350
Jonah Energy LLC 7.25% 10/15/25 (a)	695,000	561,213
Nabors Industries, Inc.:
5.5% 1/15/23	880,000	841,280
5.75% 2/1/25 (a)	625,000	590,625
Newfield Exploration Co. 5.375% 1/1/26	395,000	403,888
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,090,000	1,049,125
4.5% 9/15/27 (a)	235,000	219,725
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	260,000	245,700
Noble Holding International Ltd.:
7.75% 1/15/24	1,524,000	1,443,990
7.95% 4/1/25 (b)	865,000	804,450
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	200,000	196,500
5.375% 1/15/25 (a)	355,000	352,338
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	780,000	786,825
Precision Drilling Corp.:
5.25% 11/15/24	325,000	307,125
6.5% 12/15/21	170,164	173,780
7.125% 1/15/26 (a)	415,000	426,205
7.75% 12/15/23	1,265,000	1,331,413
Range Resources Corp.:
4.875% 5/15/25	1,905,000	1,785,938
5% 3/15/23	2,030,000	1,972,145
Sanchez Energy Corp. 7.25% 2/15/23 (a)	780,000	772,200
SemGroup Corp. 7.25% 3/15/26	475,000	465,500
Southwestern Energy Co. 4.1% 3/15/22	730,000	697,150
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	765,000	734,400
5% 1/15/28 (a)	1,315,000	1,222,950
5.125% 2/1/25	1,730,000	1,708,375
5.25% 5/1/23	380,000	380,000
5.875% 4/15/26 (a)	1,130,000	1,138,475
TerraForm Power Operating LLC 5% 1/31/28 (a)	265,000	251,088
U.S.A. Compression Partners LP 6.875% 4/1/26 (a)	1,135,000	1,174,725
Weatherford International Ltd.:
5.95% 4/15/42	250,000	186,875
6.5% 8/1/36	840,000	657,300
7% 3/15/38	305,000	243,238
9.875% 2/15/24	550,000	555,324
Weatherford International, Inc. 9.875% 3/1/25 (a)	585,000	587,925
		75,511,022
Entertainment/Film - 0.6%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,651,776	2,611,999
Environmental - 0.3%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	875,000	883,750
Tervita Escrow Corp. 7.625% 12/1/21 (a)	180,000	183,600
		1,067,350
Food & Drug Retail - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	1,220,000	1,079,700
Food/Beverage/Tobacco - 1.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,205,000	1,180,900
Post Holdings, Inc.:
5% 8/15/26 (a)	395,000	368,338
5.625% 1/15/28 (a)	825,000	773,438
5.75% 3/1/27 (a)	710,000	685,150
Vector Group Ltd. 6.125% 2/1/25 (a)	2,500,000	2,415,625
		5,423,451
Gaming - 4.1%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	2,710,000	2,564,338
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	1,010,000	1,010,000
MCE Finance Ltd. 4.875% 6/6/25 (a)	1,195,000	1,128,652
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	4,310,000	4,002,913
4.5% 1/15/28	955,000	866,663
Scientific Games Corp.:
5% 10/15/25 (a)	820,000	781,050
6.625% 5/15/21	2,475,000	2,505,938
Stars Group Holdings BV 7% 7/15/26 (a)(d)	430,000	434,300
Station Casinos LLC 5% 10/1/25 (a)	1,085,000	1,019,900
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,485,000	1,388,475
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	450,000	429,615
5.5% 10/1/27 (a)	390,000	372,450
		16,504,294
Healthcare - 6.7%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	655,000	628,990
Community Health Systems, Inc. 6.25% 3/31/23	1,290,000	1,180,350
HCA Holdings, Inc.:
4.5% 2/15/27	2,350,000	2,211,938
5% 3/15/24	2,450,000	2,450,000
Hologic, Inc.:
4.375% 10/15/25 (a)	960,000	916,800
4.625% 2/1/28 (a)	180,000	169,200
Kindred Healthcare, Inc.:
8% 1/15/20	340,000	364,313
8.75% 1/15/23	395,000	420,924
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	565,000	539,575
5.25% 8/1/26	1,860,000	1,822,800
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	2,045,000	1,998,988
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	390,000	391,950
5.5% 2/1/21	730,000	743,928
Service Corp. International 4.625% 12/15/27	1,035,000	977,661
SP Finco LLC 6.75% 7/1/25 (a)	455,000	431,681
Teleflex, Inc.:
4.625% 11/15/27	515,000	486,222
4.875% 6/1/26	2,200,000	2,156,000
Tenet Healthcare Corp.:
4.375% 10/1/21	1,125,000	1,106,719
4.625% 7/15/24 (a)	740,000	700,928
6.75% 6/15/23	920,000	915,400
THC Escrow Corp. III 5.125% 5/1/25 (a)	430,000	408,769
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	2,790,000	2,744,663
5.875% 5/15/23 (a)	1,420,000	1,333,913
8.5% 1/31/27 (a)	405,000	411,075
9% 12/15/25 (a)	545,000	565,438
Wellcare Health Plans, Inc. 5.25% 4/1/25	855,000	850,725
		26,928,950
Homebuilders/Real Estate - 1.2%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27	950,000	827,469
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,055,000	1,035,219
Lennar Corp. 5.875% 11/15/24	580,000	598,850
M.D.C. Holdings, Inc. 6% 1/15/43	330,000	286,407
Pisces Midco, Inc. 8% 4/15/26 (a)	730,000	702,114
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	490,000	470,400
William Lyon Homes, Inc. 7% 8/15/22	765,000	779,344
		4,699,803
Hotels - 0.2%
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	995,000	987,538
Insurance - 0.1%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	580,000	588,700
Leisure - 0.4%
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	460,000	464,600
7.25% 11/30/21 (a)	1,040,000	1,073,800
		1,538,400
Metals/Mining - 1.8%
ArcelorMittal SA 6.125% 6/1/25	480,000	517,200
Constellium NV 5.875% 2/15/26 (a)	795,000	767,175
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,150,000	1,161,500
7.25% 5/15/22 (a)	655,000	661,550
7.25% 4/1/23 (a)	1,075,000	1,075,000
7.5% 4/1/25 (a)	1,010,000	996,769
FMG Resources (August 2006) Pty Ltd. 5.125% 5/15/24 (a)	525,000	499,406
Freeport-McMoRan, Inc. 3.875% 3/15/23	625,000	590,625
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	920,000	892,400
		7,161,625
Publishing/Printing - 0.3%
Multi-Color Corp. 4.875% 11/1/25 (a)	1,185,000	1,103,531
Restaurants - 1.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	920,000	874,000
5% 10/15/25 (a)	1,340,000	1,267,908
Golden Nugget, Inc. 6.75% 10/15/24 (a)	2,565,000	2,565,462
Yum! Brands, Inc. 5.35% 11/1/43	915,000	806,618
		5,513,988
Services - 3.4%
APX Group, Inc.:
7.625% 9/1/23	720,000	639,000
8.75% 12/1/20	3,281,000	3,140,245
Aramark Services, Inc. 4.75% 6/1/26	2,750,000	2,657,188
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	375,000	349,688
4.375% 8/15/27 (a)	395,000	367,350
Avantor, Inc.:
6% 10/1/24 (a)	740,000	732,008
9% 10/1/25 (a)	1,340,000	1,350,318
CDK Global, Inc.:
4.875% 6/1/27	460,000	441,025
5.875% 6/15/26	755,000	771,044
IHS Markit Ltd. 4.75% 2/15/25 (a)	695,000	688,050
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,445,000	1,541,642
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,075,000	841,188
		13,518,746
Steel - 1.1%
ArcelorMittal SA 7.25% 10/15/39 (b)	485,000	556,877
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (a)	1,035,000	998,775
5.75% 3/1/25	2,010,000	1,904,475
Commercial Metals Co. 5.375% 7/15/27	825,000	783,750
		4,243,877
Super Retail - 0.3%
Netflix, Inc. 4.375% 11/15/26	1,145,000	1,078,590
Technology - 3.3%
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,805,000	1,811,769
Gartner, Inc. 5.125% 4/1/25 (a)	905,000	900,475
Micron Technology, Inc. 5.5% 2/1/25	555,000	577,894
NXP BV/NXP Funding LLC 4.125% 6/1/21 (a)	1,435,000	1,431,413
Open Text Corp. 5.875% 6/1/26 (a)	2,920,000	2,978,400
Sensata Technologies BV 5% 10/1/25 (a)	1,910,000	1,924,325
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,545,000	1,715,923
Symantec Corp. 5% 4/15/25 (a)	1,825,000	1,767,511
		13,107,710
Telecommunications - 3.0%
Equinix, Inc. 5.375% 4/1/23	366,000	374,647
Frontier Communications Corp. 11% 9/15/25	1,640,000	1,311,508
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	535,000	561,750
Level 3 Financing, Inc.:
5.375% 1/15/24	825,000	808,500
5.375% 5/1/25	550,000	529,375
Qwest Corp. 6.75% 12/1/21	500,000	532,052
SFR Group SA 6.25% 5/15/24 (a)	1,045,000	1,014,956
Sprint Communications, Inc. 6% 11/15/22	360,000	356,850
Sprint Corp.:
7.25% 9/15/21	1,320,000	1,372,800
7.875% 9/15/23	530,000	549,544
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,400,000	2,184,000
U.S. West Communications 7.25% 9/15/25	545,000	582,178
Wind Tre SpA 5% 1/20/26 (a)	1,760,000	1,394,800
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25	525,000	534,844
		12,107,804
Transportation Ex Air/Rail - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,640,000	3,793,200
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	475,000	360,703
11.25% 8/15/22 (a)	815,000	774,250
		4,928,153
Utilities - 5.7%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,270,000	3,531,110
DPL, Inc. 6.75% 10/1/19	688,000	709,500
Dynegy, Inc.:
7.625% 11/1/24	1,230,000	1,311,488
8.125% 1/30/26 (a)	785,000	852,706
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,785,000	1,731,450
7% 6/15/23	4,980,000	4,942,650
InterGen NV 7% 6/30/23 (a)	230,000	226,550
NRG Yield Operating LLC 5% 9/15/26	970,000	923,925
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	4,563,304	4,974,001
The AES Corp. 4.875% 5/15/23	3,975,000	3,965,063
		23,168,443

TOTAL NONCONVERTIBLE BONDS		338,478,443

TOTAL CORPORATE BONDS
(Cost $344,880,996)		341,401,399
	Shares	Value

Common Stocks - 0.2%
Energy - 0.2%
Forbes Energy Services Ltd. (e)	76,687	690,183
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	0*	16,065
TOTAL COMMON STOCKS
(Cost $4,254,449)		706,248
	Principal Amount	Value

Bank Loan Obligations - 7.3%
Aerospace - 0.8%
TransDigm, Inc. Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 6/9/23 (b)(c)	3,405,631	3,381,792
Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5733% 1/25/26 (b)(c)	165,000	164,312
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 1/31/26 (b)(c)	865,650	849,887
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 9/30/25 (b)(c)	1,200,000	1,190,256
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/19/21 (b)(c)	597,438	596,040

TOTAL CABLE/SATELLITE TV		2,800,495

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	60,163	60,103
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	138,837	138,698

TOTAL CHEMICALS		198,801

Containers - 0.1%
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 2/5/23 (b)(c)	242,859	242,150
Energy - 0.3%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8379% 12/31/22 (b)(c)	450,000	457,596
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(f)	781,942	787,806

TOTAL ENERGY		1,245,402

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 12/15/22 (b)(c)	764,122	760,783
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3194% 6/22/23 (b)(c)	485,298	479,703
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.5625% 2/23/19 (b)(c)(f)	466,159	466,159
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (b)(c)(f)	466,159	466,159

TOTAL FOOD & DRUG RETAIL		1,412,021

Food/Beverage/Tobacco - 0.2%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/24/24 (b)(c)	904,109	898,015
Gaming - 0.8%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 4/18/24 (b)(c)	980,100	973,974
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.1% 10/20/24 (b)(c)	1,283,550	1,279,545
3 month U.S. LIBOR + 7.000% 9.1% 10/20/25 (b)(c)	430,000	434,838
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9062% 8/14/24 (b)(c)	433,052	429,804

TOTAL GAMING		3,118,161

Healthcare - 0.1%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 3/13/25 (b)(c)	478,800	479,820
Leisure - 0.0%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/1/24 (b)(c)	160,000	157,701
Publishing/Printing - 0.4%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.4756% 8/24/22 (b)(c)	1,711,718	1,708,158
Services - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(c)	65,000	62,501
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(c)	302,712	297,079
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (b)(c)	384,038	383,319

TOTAL SERVICES		742,899

Technology - 1.6%
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3581% 11/1/23 (b)(c)	2,296,039	2,289,886
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 3/3/23 (b)(c)	278,575	276,973
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.0464% 3/11/24 (b)(c)	445,000	441,525
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0464% 3/9/23 (b)(c)	1,785,525	1,781,811
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5474% 7/13/23 (c)	1,837,025	1,838,182

TOTAL TECHNOLOGY		6,628,377

Telecommunications - 1.1%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (b)(c)	509,850	501,269
3 month U.S. LIBOR + 2.750% 5.0977% 1/31/26 (b)(c)	885,550	866,732
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/1/24 (b)(c)	1,663,938	1,638,712
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 7/31/25 (b)(c)	1,534,500	1,500,250

TOTAL TELECOMMUNICATIONS		4,506,963

Utilities - 0.3%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0694% 5/31/22 (b)(c)	1,259,094	1,252,799
TOTAL BANK LOAN OBLIGATIONS
(Cost $29,545,918)		29,534,337

Preferred Securities - 4.0%
Banks & Thrifts - 3.3%
Bank of America Corp.:
6.1% (b)(g)	2,010,000	2,124,511
6.25% (b)(g)	2,310,000	2,460,244
Barclays Bank PLC 7.625% 11/21/22	2,215,000	2,403,264
Citigroup, Inc.:
5.875% (b)(g)	2,735,000	2,843,514
5.95% (b)(g)	760,000	772,425
Goldman Sachs Group, Inc. 5% (b)(g)	1,900,000	1,795,814
Royal Bank of Scotland Group PLC 7.5% (b)(g)	995,000	1,014,605

TOTAL BANKS & THRIFTS		13,414,377

Energy - 0.7%
Andeavor Logistics LP 6.875% (b)(g)	1,270,000	1,289,061
Energy Transfer Partners LP 6.25% (b)(g)	1,566,000	1,487,071

TOTAL ENERGY		2,776,132

TOTAL PREFERRED SECURITIES
(Cost $15,772,046)		16,190,509
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.93% (h)
(Cost $10,004,410)	10,002,410	10,004,410
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $404,457,819)		397,836,903
NET OTHER ASSETS (LIABILITIES) - 1.3%		5,393,542
NET ASSETS - 100%		$403,230,445

* Amount represents less than 1 share.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $187,595,194 or 46.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Level 3 security

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$147,283
Total	$147,283

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$690,183	$690,183	$--	$--
Telecommunication Services	16,065	--	--	16,065
Corporate Bonds	341,401,399	--	341,401,399	--
Bank Loan Obligations	29,534,337	--	27,814,213	1,720,124
Preferred Securities	16,190,509	--	16,190,509	--
Money Market Funds	10,004,410	10,004,410	--	--
Total Investments in Securities:	$397,836,903	$10,694,593	$385,406,121	$1,736,189

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Floating Rate Central Fund

June 30, 2018

FR1-QTLY-0818
1.816012.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.9%(a)
	Principal Amount	Value
Aerospace - 1.5%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.84% 7/7/22 (b)(c)	$3,368,867	$3,370,282
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.4756% 5/30/25 (b)(c)	2,992,500	2,966,794
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 6/9/23 (b)(c)	14,355,409	14,254,921
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7298% 8/22/24 (b)(c)	6,207,541	6,155,832
Wesco Aircraft Hardware Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 3.000% 5.1% 10/4/21 (b)(c)	486,667	478,963
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/28/21 (b)(c)	3,145,000	3,066,375
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 4/30/25 (b)(c)	2,500,000	2,508,750
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (b)(c)	500,000	498,750

TOTAL AEROSPACE		33,300,667

Air Transportation - 0.2%
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8073% 10/5/24 (b)(c)	3,482,522	3,469,462
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0911% 2/23/25 (b)(c)	2,245,000	2,224,548

TOTAL AIR TRANSPORTATION		5,694,010

Automotive & Auto Parts - 0.9%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/1/24 (b)(c)	1,619,850	1,617,825
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2303% 2/1/25 (b)(c)	450,000	455,625
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 4.1% 12/31/18 (b)(c)	836,478	837,172
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7744% 11/8/23 (b)(c)	1,081,763	1,068,512
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.85% 6/30/23 (b)(c)	5,854,777	5,808,407
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 11/27/20 (b)(c)	6,460,282	6,193,795
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.302% 11/27/21 (b)(c)	2,641,000	2,121,595
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 3/31/24 (b)(c)	640,253	639,222
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4803% 4/18/23 (b)(c)	2,376,794	2,430,272

TOTAL AUTOMOTIVE & AUTO PARTS		21,172,425

Banks & Thrifts - 0.1%
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3411% 3/24/25 (b)(c)	2,992,500	2,977,538
Broadcasting - 1.1%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8379% 11/18/24 (b)(c)	6,467,500	6,370,488
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 9.052% 1/30/19 (b)(c)(d)	10,685,000	8,128,614
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.85% 12/18/20 (b)(c)	3,242,277	3,236,214
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2256% 8/23/24 (b)(c)	4,190,320	4,185,082
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (c)(e)	4,000,000	3,982,520

TOTAL BROADCASTING		25,902,918

Building Materials - 1.2%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2796% 1/2/25 (b)(c)	3,491,250	3,466,532
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/1/25 (b)(c)	1,423,529	1,412,853
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.0844% 2/1/26 (b)(c)	600,000	601,500
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8444% 6/1/25 (b)(c)	3,985,365	3,952,167
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 6/1/25 (c)(e)	3,500,000	3,482,500
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 10/17/23 (b)(c)	1,477,584	1,481,648
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 12/14/24 (b)(c)	3,552,150	3,536,627
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.34% 9/27/24 (b)(c)	4,135,000	4,129,831
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8344% 5/21/22 (b)(c)	4,953,773	4,953,773

TOTAL BUILDING MATERIALS		27,017,431

Cable/Satellite TV - 2.8%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 7/28/25 (b)(c)	1,975,050	1,959,013
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.09% 5/1/24 (b)(c)	1,257,300	1,258,872
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 4/30/25 (b)(c)	32,835,000	32,763,091
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5733% 1/25/26 (b)(c)	5,865,000	5,840,543
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.99% 1/15/25 (b)(c)	1,076,863	1,075,516
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 1/31/26 (b)(c)	650,000	638,164
Telesat Canada Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.81% 11/17/23 (b)(c)	3,067,538	3,041,648
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5733% 1/15/26 (b)(c)	5,500,000	5,455,340
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3351% 8/19/23 (b)(c)	11,922,437	11,356,122
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 1/19/24 (b)(c)	965,000	963,630

TOTAL CABLE/SATELLITE TV		64,351,939

Capital Goods - 0.5%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/13/25 (b)(c)	2,833,917	2,827,710
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5625% 5/9/25 (b)(c)	1,840,000	1,840,000
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 5/18/24 (b)(c)	1,597,916	1,585,436
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 7/30/24 (b)(c)	1,042,769	1,042,383
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 3/13/22 (b)(c)	4,415,617	4,411,025

TOTAL CAPITAL GOODS		11,706,554

Chemicals - 2.6%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8007% 5/17/24 (b)(c)	1,980,000	1,972,575
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 11/18/23 (b)(c)	2,088,200	2,094,736
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.3344% 3/29/24 (b)(c)	964,562	956,730
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0994% 3/28/25 (b)(c)	1,999,988	1,997,488
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7303% 3/28/26 (b)(c)	1,500,000	1,509,375
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.953% 5/31/23 (b)(c)	2,970,000	2,978,346
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 3/8/25 (b)(c)	3,500,000	3,485,405
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	3,078,767	3,078,767
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 6/7/20 (b)(c)	1,294,874	1,292,453
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3344% 3/13/25 (b)(c)	6,733,125	6,779,449
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.875% 10/11/24 (b)(c)	6,402,825	6,386,818
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/8/25 (b)(c)	2,092,804	2,082,340
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.85% 4/3/25 (b)(c)	2,531,006	2,496,205
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7325% 10/30/24 (b)(c)	2,692,500	2,699,231
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 4.0935% 9/6/24 (b)(c)	1,985,000	1,979,541
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	2,860,741	2,857,880
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (b)(c)	6,601,709	6,595,108
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 7/1/24 (b)(c)	2,681,778	2,673,625
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 8/8/24 (b)(c)	1,364,688	1,364,688
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (b)(c)	1,131,053	1,126,574
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (b)(c)	1,938,947	1,931,269

TOTAL CHEMICALS		58,338,603

Consumer Products - 1.4%
American Greetings Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.5935% 4/6/24 (b)(c)	1,960,000	1,969,800
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.31% 7/3/20 (b)(c)	3,666,183	3,544,759
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.5935% 2/15/23 (b)(c)	8,602,885	8,662,073
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4803% 5/1/25 (b)(c)	4,500,000	4,395,015
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/26/24 (b)(c)	1,835,404	1,828,906
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0732% 6/15/25 (b)(c)	1,840,000	1,838,859
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.0066% 11/29/24 (b)(c)	10,725,000	10,828,925

TOTAL CONSUMER PRODUCTS		33,068,337

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3125% 2/1/24 (b)(c)	1,556,437	1,509,743
Containers - 1.8%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9998% 11/7/25 (b)(c)	9,325,000	9,262,056
Berry Global, Inc.:
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 4.0062% 10/1/22 (b)(c)	3,833,019	3,824,817
Tranche T, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 1/6/21 (b)(c)	7,384,667	7,366,205
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5917% 4/3/24 (b)(c)	1,485,000	1,475,956
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 5/16/24 (b)(c)	1,341,450	1,333,737
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 5/22/24 (b)(c)	2,491,206	2,486,224
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3118% 1/29/25 (b)(c)	3,160,000	3,158,673
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 8/3/22 (b)(c)	368,886	366,119
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6% 10/14/24 (b)(c)	997,463	990,520
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.125% 7/26/23 (b)(c)	1,262,512	1,264,091
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 2/5/23 (b)(c)	9,213,784	9,186,880

TOTAL CONTAINERS		40,715,278

Diversified Financial Services - 3.1%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 4/4/24 (b)(c)	6,443,687	6,432,410
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (b)(c)	4,015,000	4,004,320
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.1% 4/27/24 (b)(c)	2,970,000	2,960,466
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/13/25 (b)(c)	3,157,088	3,140,639
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 10/6/23 (b)(c)	3,682,000	3,677,398
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 12/27/22 (c)(e)	2,998,816	2,998,186
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.37% 2/9/23 (b)(c)	6,324,269	6,305,802
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/30/22 (b)(c)	3,000,000	3,005,010
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 7/3/24 (b)(c)	2,032,306	2,030,619
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.375% 3/29/25 (b)(c)	2,124,675	2,124,675
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 3/1/25 (b)(c)	5,120,000	5,096,960
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.35% 7/3/24 (b)(c)	2,979,950	2,972,500
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (b)(c)	1,905,624	1,892,532
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0851% 12/5/20 (b)(c)	1,080,412	1,079,061
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (b)(c)(f)	241,667	241,365
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (b)(c)	1,774,921	1,772,702
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 12/8/23 (b)(c)(g)	2,962,500	2,866,219
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7319% 11/9/24 (b)(c)	3,980,000	3,983,303
TransUnion LLC:
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 6/12/25 (c)(e)	3,500,000	3,486,875
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 4/9/23 (b)(c)	6,814,825	6,791,178
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.24% 8/18/23 (b)(c)	3,242,250	3,241,439

TOTAL DIVERSIFIED FINANCIAL SERVICES		70,103,659

Diversified Media - 0.1%
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.875% 3/16/25 (b)(c)	3,236,888	3,232,841
Electric Utilities No Longer Use - 0.4%
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.0572% 12/1/25 (b)(c)	9,000,000	8,935,020
Energy - 5.2%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.5935% 5/18/23 (b)(c)	5,857,495	5,864,817
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.4211% 6/22/24 (b)(c)	4,782,922	4,669,328
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0879% 5/21/25 (b)(c)	4,000,000	4,000,000
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4661% 12/31/21 (b)(c)	10,310,000	11,392,550
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8379% 12/31/22 (b)(c)	11,030,000	11,216,186
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5935% 8/23/21 (b)(c)	18,450,000	19,284,125
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.808% 7/29/21 (b)(c)	8,605,560	8,616,317
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5245% 5/7/25 (b)(c)	8,000,000	7,940,000
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/13/25 (b)(c)	1,905,225	1,895,699
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (b)(c)	1,046,585	753,541
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (b)(c)	103,727	74,683
Energy Transfer Equity LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0911% 2/2/24 (b)(c)	4,000,000	3,960,560
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1088% 3/28/22 (b)(c)	1,845,049	1,830,639
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8435% 4/16/21 (b)(c)	6,830,625	6,844,833
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0851% 3/1/24 (b)(c)	5,500,000	5,393,465
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.24% 5/3/25 (b)(c)	515,000	516,545
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.59% 8/25/23 (b)(c)	7,169,264	6,171,517
Keane Group Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.75% 5/25/25 (b)(c)	1,820,000	1,815,450
Lucid Energy Group Ii Borrower Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0851% 2/16/25 (b)(c)	3,990,000	3,965,063
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 10/30/24 (b)(c)	5,611,800	5,555,682
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2303% 12/9/21 (b)(c)	4,444,364	3,977,706
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 6/26/22 (b)(c)	2,749,773	2,753,210
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0978% 11/8/22 (b)(c)	1,054,700	1,052,939

TOTAL ENERGY		119,544,855

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 12/15/23 (b)(c)	4,419,012	4,399,701
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 12/15/22 (b)(c)	1,462,500	1,456,109
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 7/8/22 (b)(c)	4,632,508	4,591,974
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 7/8/23 (b)(c)	760,000	735,300
SMG U.S. Midco 2, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 1/23/25 (b)(c)	2,842,875	2,835,768
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0935% 1/23/26 (b)(c)	110,000	110,734

TOTAL ENTERTAINMENT/FILM		14,129,586

Environmental - 0.4%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2529% 8/1/24 (b)(c)	796,000	795,005
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3241% 12/18/20 (b)(c)	3,337,244	3,337,244
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7303% 9/28/24 (b)(c)	2,140,435	2,134,013
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 12/20/24 (b)(c)	3,260,300	3,256,225

TOTAL ENVIRONMENTAL		9,522,487

Food & Drug Retail - 5.0%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/6/24 (b)(c)	2,905,806	2,909,438
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.7303% 8/25/21 (b)(c)	31,287,445	30,960,491
3 month U.S. LIBOR + 3.000% 5.3194% 6/22/23 (b)(c)	10,278,311	10,159,802
3 month U.S. LIBOR + 3.000% 5.337% 12/21/22 (b)(c)	2,684,874	2,658,536
Albertsons Companies, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 6/1/23 (c)(e)	4,000,000	3,992,520
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.1983% 5/31/24 (b)(c)	14,000,000	13,466,320
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/21/21 (b)(c)	6,127,760	6,120,100
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.7805% 10/30/22 (b)(c)	14,127,827	14,007,740
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7303% 11/25/20 (b)(c)	303,412	302,086
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.4685% 11/25/22 (b)(c)	18,757,990	18,658,386
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/27/23 (b)(c)	4,355,454	4,348,921
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 11/15/22 (b)(c)	5,721,971	5,578,922
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.4803% 6/8/24 (b)(c)	828,854	828,440
3 month U.S. LIBOR + 3.500% 5.4803% 6/8/24 (b)(c)	497,312	497,064

TOTAL FOOD & DRUG RETAIL		114,488,766

Food/Beverage/Tobacco - 1.8%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 3/20/24 (b)(c)	997,413	1,000,844
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0747% 12/16/23 (b)(c)	2,462,500	2,447,109
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/7/23 (b)(c)	10,787,517	10,787,517
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.6% 6/28/20 (b)(c)	1,778,379	1,526,436
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3375% 2/6/25 (b)(c)	1,441,388	1,427,334
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/24/24 (b)(c)	10,177,275	10,108,680
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8435% 6/30/22 (b)(c)	4,827,000	4,549,448
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.3435% 6/30/21 (b)(c)	5,014,760	4,939,538
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 6/27/23 (b)(c)	3,920,000	3,912,670

TOTAL FOOD/BEVERAGE/TOBACCO		40,699,576

Gaming - 7.8%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 7/1/23 (b)(c)	1,885,549	1,858,454
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3435% 2/15/24 (b)(c)	2,270,330	2,282,635
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1048% 10/19/24 (b)(c)	7,565,061	7,507,112
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4875% 9/15/23 (b)(c)	2,749,707	2,753,502
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 12/22/24 (b)(c)	41,292,500	41,131,040
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8529% 8/8/21 (b)(c)	2,706,391	2,705,822
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 12/27/24 (b)(c)	1,338,275	1,336,602
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 4/18/24 (b)(c)	5,462,713	5,428,571
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 8/25/24 (b)(c)	2,605,052	2,600,702
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.375% 4/17/24 (b)(c)	3,375,018	3,360,269
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.6019% 3/15/24 (b)(c)	4,573,538	4,559,268
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4725% 3/13/25 (b)(c)	4,445,000	4,445,000
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.1% 10/20/24 (b)(c)	11,940,000	11,902,747
3 month U.S. LIBOR + 7.000% 9.1% 10/20/25 (b)(c)	1,000,000	1,011,250
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.823% 10/4/23 (b)(c)	18,744,605	18,708,240
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 4/25/24 (b)(c)	1,371,150	1,364,870
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/27/25 (b)(c)	8,473,737	8,408,659
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.3529% 4/25/21 (b)(c)	2,152,938	2,147,555
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 10/14/23 (b)(c)	2,399,296	2,258,937
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 1/19/24 (b)(c)	543,400	544,307
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.9062% 8/14/24 (b)(c)	19,040,966	18,898,159
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 7/29/25 (c)(e)	16,000,000	16,010,080
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6% 6/8/23 (b)(c)	9,246,611	9,202,967
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 11/27/20 (b)(c)	422,131	422,659
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.85% 12/31/21 (b)(c)	6,140,000	6,116,975
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.35% 5/31/24 (b)(c)	1,927,208	1,929,617

TOTAL GAMING		178,895,999

Healthcare - 5.5%
Akorn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 4/17/21 (b)(c)	740,000	723,350
Albany Molecular Research, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 8/30/24 (b)(c)	3,956,515	3,941,678
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 6/22/24 (b)(c)	2,880,900	2,865,602
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 5.3072% 12/31/19 (b)(c)	8,734,547	8,716,816
Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5572% 1/27/21 (b)(c)	7,447,921	7,262,691
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.74% 6/1/22 (b)(c)	1,635,000	1,632,956
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.74% 2/6/26 (b)(c)	1,000,000	990,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0836% 2/6/25 (b)(c)	1,670,813	1,654,104
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.99% 12/1/23 (b)(c)	2,892,217	2,886,201
Equian Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3336% 5/19/24 (b)(c)	4,477,387	4,458,716
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 6/30/24 (b)(c)	1,361,250	1,358,419
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 3/13/25 (b)(c)	10,972,500	10,995,871
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/18/23 (b)(c)	5,322,277	5,322,277
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8313% 8/18/22 (b)(c)	1,388,475	1,395,417
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (b)(c)	1,832,870	1,830,579
LifeScan Global Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6/18/24 (c)(e)	4,020,000	3,889,350
MedPlast Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6/22/25 (c)(e)	880,000	878,354
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0844% 6/7/23 (b)(c)	2,524,496	2,508,314
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.336% 6/30/25 (b)(c)	15,408,830	15,341,493
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 8/11/24 (b)(c)	5,910,338	5,873,398
Press Ganey Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 10/21/23 (b)(c)	4,126,083	4,115,768
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.5935% 10/21/24 (b)(c)	449,440	455,058
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.5% 2/22/24 (b)(c)	3,236,888	3,228,795
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 6/23/24 (b)(c)	2,634,190	2,622,994
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.3344% 12/31/23 (b)(c)	3,600,000	3,591,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5844% 12/31/22 (b)(c)	6,930,882	6,824,008
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9825% 6/1/25 (b)(c)	13,903,350	13,846,903
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.7303% 2/11/23 (b)(c)	1,335,662	1,336,223
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/1/24 (b)(c)	4,726,250	4,692,268

TOTAL HEALTHCARE		125,238,603

Homebuilders/Real Estate - 1.8%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.551% 11/4/21 (b)(c)	5,424,355	5,411,390
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 1/30/24 (b)(c)	4,692,678	4,707,366
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 1/30/24 (b)(c)	300,452	301,392
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.013% 3/23/25 (b)(c)	4,761,635	4,733,351
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.089% 4/12/25 (b)(c)	5,000,000	4,984,400
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2796% 2/8/25 (b)(c)	6,952,159	6,930,468
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.0836% 12/22/24 (b)(c)	15,000,682	14,883,526

TOTAL HOMEBUILDERS/REAL ESTATE		41,951,893

Hotels - 0.9%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 8/30/23 (b)(c)	2,810,066	2,790,396
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 11/30/23 (b)(c)	7,612,384	7,550,571
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.8411% 10/25/23 (b)(c)	3,561,454	3,559,958
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7256% 5/30/25 (b)(c)	6,015,000	5,999,963

TOTAL HOTELS		19,900,888

Insurance - 3.3%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6088% 11/22/23 (b)(c)	4,503,279	4,483,600
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0464% 5/10/25 (b)(c)	8,872,355	8,805,812
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7303% 1/25/25 (b)(c)	320,000	321,120
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7398% 1/25/24 (b)(c)	4,962,405	4,936,898
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 11/3/23 (b)(c)	5,405,783	5,392,269
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 11/3/24 (c)(e)	7,000,000	6,973,750
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.8435% 8/4/22 (b)(c)	7,579,156	7,560,208
3 month U.S. LIBOR + 6.000% 8.0935% 8/4/25 (b)(c)	11,935,000	12,099,106
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3595% 4/25/25 (b)(c)	10,055,000	9,988,436
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (b)(c)	12,526,873	12,442,317
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 5.3435% 6/30/23 (b)(c)	1,965,000	1,951,736

TOTAL INSURANCE		74,955,252

Leisure - 2.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 5/31/25 (b)(c)	5,000,000	4,992,500
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 7/31/24 (b)(c)	6,955,050	6,942,044
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/28/25 (b)(c)	10,972,500	10,882,416
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 2/1/24 (b)(c)	16,554,747	16,316,855
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0935% 9/8/24 (b)(c)	1,000,000	1,022,500
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 3/8/24 (b)(c)	2,962,613	2,955,947
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.48% 4/18/25 (b)(c)	1,870,000	1,870,785
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0572% 6/10/22 (b)(c)	6,381,279	6,355,754
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (b)(c)	1,326,675	1,321,700
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 7/6/24 (b)(c)	2,481,250	2,484,352
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 12/15/24 (b)(c)	7,960,000	7,956,657

TOTAL LEISURE		63,101,510

Metals/Mining - 0.5%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 3/21/25 (b)(c)	3,401,475	3,397,223
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.3435% 10/17/22 (b)(c)	7,310,914	6,853,982
U.S. Silica Co. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.125% 5/1/25 (b)(c)	1,311,713	1,309,745

TOTAL METALS/MINING		11,560,950

Paper - 0.7%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.8344% 3/14/22 (b)(c)	4,325,250	4,343,805
Flex Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.308% 12/29/23 (b)(c)	5,254,431	5,227,318
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7506% 6/22/25 (b)(c)	5,500,000	5,483,940

TOTAL PAPER		15,055,063

Publishing/Printing - 2.8%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3351% 6/7/23 (b)(c)	7,653,777	7,012,773
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/18/19 (b)(c)	5,320,915	5,130,266
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0844% 11/3/23 (b)(c)	6,152,950	5,978,637
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 5/29/21 (b)(c)	8,796,982	8,185,592
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4857% 3/13/25 (b)(c)	3,376,538	3,355,434
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 6.0935% 5/4/22 (b)(c)	15,307,524	14,950,400
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6088% 6/1/22 (b)(c)	2,605,874	2,631,933
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 10/31/24 (b)(c)	1,502,450	1,499,941
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 10/24/21 (b)(c)	3,332,350	3,344,846
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.4756% 8/24/22 (b)(c)	12,876,990	12,850,205

TOTAL PUBLISHING/PRINTING		64,940,027

Restaurants - 1.4%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 2/17/24 (b)(c)	12,421,135	12,359,029
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 2/14/21 (b)(c)	6,472,089	6,013,671
Houston Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6/26/25 (c)(e)	1,500,000	1,488,750
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.8351% 3/16/26 (b)(c)	260,000	259,025
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3356% 3/16/25 (b)(c)	1,895,250	1,881,036
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8351% 4/3/25 (b)(c)	2,216,362	2,192,825
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.3435% 7/28/21 (b)(c)	3,972,144	3,952,284
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.2325% 2/1/25 (b)(c)	3,276,788	3,259,584

TOTAL RESTAURANTS		31,406,204

Services - 6.9%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 9/26/21 (b)(c)	1,787,563	1,342,907
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (b)(c)	6,475,000	6,226,101
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (b)(c)	13,413,675	13,164,046
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.35% 10/19/23 (b)(c)	4,877,626	4,866,652
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.0844% 3/11/25 (b)(c)	7,980,000	7,965,077
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 4/2/25 (b)(c)	1,747,293	1,740,741
Avantor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 11/21/24 (b)(c)	5,827,857	5,852,159
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6107% 6/21/24 (b)(c)	8,432,393	8,438,718
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 11/7/23 (b)(c)	1,732,845	1,722,742
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3417% 11/14/22 (b)(c)	7,255,000	7,221,337
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2565% 11/17/24 (b)(c)	2,084,775	2,050,897
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/29/25 (b)(c)	2,394,000	2,391,606
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.35% 2/26/25 (b)(c)	1,306,725	1,301,420
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.35% 2/26/26 (b)(c)	115,000	114,425
ION Trading Technologies Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9211% 11/21/24 (b)(c)	6,965,000	6,917,150
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.625% 3/9/23 (b)(c)	1,411,161	1,403,230
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/13/22 (b)(c)	8,830,448	8,797,334
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (b)(c)	1,000,000	1,010,000
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 4/26/24 (b)(c)	29,592,675	29,568,113
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/27/25 (b)(c)	13,027,350	12,929,645
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8435% 5/2/22 (b)(c)	7,252,647	7,209,784
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.99% 1/29/25 (b)(c)	1,356,600	1,351,513
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (b)(c)	2,354,601	2,356,367
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.1% 3/23/24 (b)(c)	1,817,000	1,807,152
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4756% 11/8/23 (b)(c)	2,952,531	2,943,910
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.3435% 10/3/23 (b)(c)	4,623,132	4,604,640
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6% 9/26/24 (b)(c)	1,523,652	1,518,410
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 5/14/22 (b)(c)	8,174,364	8,174,364
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9803% 5/14/23 (b)(c)(g)	645,000	622,425
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/7/23 (b)(c)	2,572,072	2,563,507

TOTAL SERVICES		158,176,372

Steel - 0.2%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.09% 12/22/23 (b)(c)	1,771,100	1,766,229
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.5819% 6/14/21 (b)(c)	3,248,525	3,240,404

TOTAL STEEL		5,006,633

Super Retail - 4.4%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9883% 7/2/22 (b)(c)	5,931,973	4,921,877
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9803% 9/25/24 (b)(c)	35,512,049	35,534,422
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.5296% 2/3/25 (b)(c)	2,489,383	2,511,165
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5296% 2/3/24 (b)(c)	15,488,448	15,472,959
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.48% 11/17/24 (b)(c)	7,957,808	7,967,756
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.31% 10/11/19 (b)(c)	3,020,144	2,657,727
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.3112% 12/1/22 (b)(c)	1,500,000	1,507,500
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 8/19/23 (b)(c)	5,238,675	5,209,234
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5694% 6/23/23 (b)(c)	7,214,808	6,875,135
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.9923% 8/19/22 (b)(c)	6,765,103	6,754,482
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 1/26/23 (b)(c)	5,054,618	3,639,325
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 5.01% 3/11/22 (b)(c)	5,521,470	4,553,114
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 11/8/24 (b)(c)	1,436,382	1,442,070
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(d)	3,103,751	11,639
The Hillman Group, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5/31/25 (c)(e)	474,820	472,745
3 month U.S. LIBOR + 3.500% 5.4803% 5/31/25 (b)(c)	1,525,180	1,518,515

TOTAL SUPER RETAIL		101,049,665

Technology - 13.2%
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.81% 12/20/23 (b)(c)	795,000	796,495
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 12/20/22 (b)(c)	2,221,875	2,219,098
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7325% 2/28/25 (b)(c)	2,413,950	2,419,985
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3435% 8/16/22 (b)(c)	1,900,643	1,895,891
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 4/30/25 (b)(c)	6,000,000	5,981,280
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0911% 3/20/24 (b)(c)	3,725,400	3,723,835
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.59% 12/15/21 (b)(c)	7,020,620	7,024,201
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8435% 11/29/24 (b)(c)	3,491,250	3,482,522
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 9/7/23 (b)(c)	8,970,866	8,920,449
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5932% 1/26/25 (b)(c)(f)	152,903	151,756
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.750% 6.8435% 10/31/24 (b)(c)	8,365,434	8,353,220
3 month U.S. LIBOR + 8.000% 10.0935% 10/31/25 (b)(c)	1,455,345	1,418,961
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0747% 2/9/23 (b)(c)	5,378,577	5,367,390
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.33% 1/31/24 (b)(c)	1,594,112	1,600,090
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.24% 6/1/22 (b)(c)	9,694,501	9,658,147
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2303% 3/8/26 (b)(c)	545,000	545,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 3/8/25 (b)(c)	3,520,000	3,496,522
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.8344% 12/2/24 (b)(c)	2,574,569	2,572,973
3 month U.S. LIBOR + 7.500% 9.9669% 12/1/25 (b)(c)	1,000,000	1,020,000
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 4.0911% 7/10/22 (b)(c)	17,008,593	16,923,550
3 month U.S. LIBOR + 2.000% 4.0911% 4/26/24 (b)(c)	5,213,560	5,179,098
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.8435% 4/22/23 (b)(c)	1,529,941	1,526,882
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 2/15/24 (b)(c)	11,885,914	11,815,906
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0935% 7/7/25 (b)(c)	500,000	505,415
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 7/1/22 (b)(c)	2,472,537	2,475,109
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0935% 12/21/24 (b)(c)	2,085,982	2,080,767
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 2/1/22 (b)(c)	2,952,078	2,935,103
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (b)(c)	7,835,000	8,050,463
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3581% 11/1/23 (b)(c)	6,912,806	6,894,280
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.35% 1/20/24 (b)(c)	7,278,402	7,201,105
3 month U.S. LIBOR + 9.000% 11.1% 1/20/25 (b)(c)	1,000,000	944,170
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 10/16/22 (b)(c)	2,181,989	2,176,534
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.5935% 11/20/21 (b)(c)	2,723,175	2,709,559
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (b)(c)	2,090,823	2,079,073
3 month U.S. LIBOR + 2.750% 4.8435% 6/21/24 (b)(c)	12,821,802	12,749,743
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6131% 2/7/25 (b)(c)	3,665,000	3,623,769
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 9/29/24 (b)(c)	12,577,661	12,629,356
3 month U.S. LIBOR + 8.500% 10.5935% 9/29/25 (b)(c)	4,000,000	4,056,000
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8351% 9/15/24 (b)(c)	3,970,000	3,966,149
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 5/29/25 (b)(c)	7,000,000	6,985,440
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.3435% 12/1/24 (b)(c)	3,311,700	3,285,471
3 month U.S. LIBOR + 7.250% 9.3435% 12/1/25 (b)(c)	1,000,000	997,500
Omnitracs LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0851% 3/21/25 (b)(c)	3,000,000	2,960,640
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5844% 5/31/25 (b)(c)	4,965,000	4,934,614
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3344% 5/31/26 (b)(c)	2,390,000	2,372,075
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6/12/25 (c)(e)	3,495,000	3,468,788
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 3/3/23 (b)(c)	6,070,966	6,036,058
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.5844% 9/30/22 (b)(c)	6,672,373	6,639,011
Sound Inpatient Physicians, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 6/18/25 (c)(e)	1,185,000	1,184,265
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 6/25/26 (c)(e)	240,000	240,000
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 7/8/22 (b)(c)	2,223,716	2,229,898
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (b)(c)	11,611,850	11,605,347
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (b)(c)	4,392,916	4,390,456
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4934% 9/30/23 (b)(c)	3,236,594	3,230,541
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0464% 3/9/23 (b)(c)	6,483,750	6,470,264
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 5/1/24 (b)(c)	10,904,925	10,850,400
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.6% 12/4/20 (b)(c)	840,452	839,662
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.5935% 5/12/21 (b)(c)	1,522,641	1,535,965
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4825% 9/28/24 (b)(c)	7,195,000	7,163,558
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0007% 4/4/25 (b)(c)	8,500,000	8,517,680
Vantiv LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 8/9/24 (c)(e)	4,987,500	4,961,665
Vertafore, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 7/2/25 (c)(e)	10,000,000	9,931,300
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 7/2/26 (c)(e)	3,500,000	3,469,375
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3529% 7/1/23 (b)(c)	6,200,030	6,194,016

TOTAL TECHNOLOGY		301,663,835

Telecommunications - 7.1%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (b)(c)	5,463,684	5,371,730
3 month U.S. LIBOR + 2.750% 5.0977% 1/31/26 (b)(c)	3,482,500	3,408,497
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 5/25/24 (b)(c)	6,235,009	5,946,640
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.36% 12/22/23 (b)(c)	2,962,575	2,951,465
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.85% 3/31/21 (b)(c)	7,164,665	7,050,460
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.85% 6/15/24 (b)(c)	21,291,322	21,018,580
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.875% 5/31/25 (b)(c)	4,500,000	4,429,125
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8529% 11/27/23 (b)(c)	34,775,000	34,660,590
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.6029% 1/2/24 (b)(c)	4,000,000	4,146,240
Tranche B-5, term loan 6.625% 1/2/24	6,205,000	6,395,556
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3336% 2/22/24 (b)(c)	10,090,000	10,052,163
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3233% 7/17/25 (b)(c)	4,901,796	4,865,033
Neustar, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 1/8/20 (b)(c)	282,743	282,814
Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 8/8/24 (b)(c)	1,072,050	1,072,050
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.8344% 2/10/24 (b)(c)	2,962,500	2,855,109
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0935% 2/1/24 (b)(c)	11,068,132	10,900,339
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3435% 2/2/26 (b)(c)	14,250,000	14,240,168
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.1% 4/11/25 (b)(c)	4,500,000	4,466,250
Securus Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 11/1/24 (c)(e)	2,400,000	2,408,256
Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.5935% 11/1/24 (b)(c)	4,578,496	4,594,246
3 month U.S. LIBOR + 8.250% 10.3435% 11/1/25 (b)(c)	3,000,000	2,999,250
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 7/31/25 (b)(c)	7,301,863	7,138,885

TOTAL TELECOMMUNICATIONS		161,253,446

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.0769% 6/15/23 (b)(c)	1,644,801	1,657,137
Transportation Ex Air/Rail - 0.6%
IBC Capital Ltd.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.3347% 9/9/22 (b)(c)	670,000	670,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0847% 9/9/23 (b)(c)	4,488,750	4,485,024
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.49% 6/22/22 (b)(c)	5,346,070	5,326,022
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.33% 9/14/20 (b)(c)	3,093,753	3,109,222

TOTAL TRANSPORTATION EX AIR/RAIL		13,590,268

Utilities - 2.1%
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.31% 11/28/24 (b)(c)	3,922,797	3,932,604
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.802% 11/13/21 (b)(c)	4,022,603	3,992,433
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6/26/25 (c)(e)	8,000,000	7,970,000
Invenergy Thermal Operating I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6/25/25 (c)(e)	3,910,000	3,910,000
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 6.0911% 2/15/24 (b)(c)	3,387,130	3,352,208
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.0844% 12/19/20 (b)(c)	7,296,148	7,204,946
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.49% 3/23/25 (b)(c)	3,781,818	3,789,684
Tex Operations Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0935% 8/4/23 (b)(c)	6,970,302	6,915,864
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.0007% 11/30/23 (b)(c)	4,260,468	4,228,515
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 4.3435% 12/14/23 (b)(c)	3,447,500	3,428,125

TOTAL UTILITIES		48,724,379

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,138,986,151)		2,124,540,357

Nonconvertible Bonds - 2.9%
Aerospace - 0.0%
DAE Funding LLC 4% 8/1/20 (h)	905,000	894,819
Chemicals - 0.2%
OCI NV 6.625% 4/15/23 (h)	1,000,000	1,015,700
TPC Group, Inc. 8.75% 12/15/20 (h)	3,780,000	3,742,200

TOTAL CHEMICALS		4,757,900

Containers - 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 3 month U.S. LIBOR + 3.500% 5.8477% 7/15/21 (b)(c)(h)	5,780,000	5,833,754
Energy - 0.6%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,605,000	1,590,956
7% 6/30/24	1,000,000	1,090,000
Chesapeake Energy Corp. 3 month U.S. LIBOR + 3.250% 5.5977% 4/15/19 (b)(c)	1,420,000	1,416,450
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (b)(c)(h)	4,500,000	4,501,673
6.875% 6/15/25 (h)	1,000,000	1,026,250
Denbury Resources, Inc.:
9% 5/15/21 (h)	730,000	771,756
9.25% 3/31/22 (h)	1,455,000	1,542,300
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 5/15/26 (h)	1,435,000	1,467,288

TOTAL ENERGY		13,406,673

Food & Drug Retail - 0.0%
Albertsons Companies, Inc. 3 month U.S. LIBOR + 3.750% 6.0851% 1/15/24 (b)(c)(h)	1,000,000	1,002,500
Gaming - 0.3%
Scientific Games Corp. 5% 10/15/25 (h)	3,060,000	2,914,650
Stars Group Holdings BV 7% 7/15/26 (h)(i)	2,000,000	2,020,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,284,980

TOTAL GAMING		6,219,630

Healthcare - 0.4%
Tenet Healthcare Corp.:
4.625% 7/15/24 (h)	2,500,000	2,368,000
7.5% 1/1/22 (h)	900,000	936,000
THC Escrow Corp. III 5.125% 5/1/25 (h)	1,000,000	950,625
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	2,515,000	2,478,533
9% 12/15/25 (h)	1,275,000	1,322,813

TOTAL HEALTHCARE		8,055,971

Insurance - 0.0%
HUB International Ltd. 7% 5/1/26 (h)	1,000,000	987,500
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	1,220,000	1,232,200
7.25% 11/30/21 (h)	2,000,000	2,065,000

TOTAL LEISURE		3,297,200

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	2,500,000	2,637,500
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (d)(h)	450,000	162,000
Services - 0.1%
APX Group, Inc. 7.625% 9/1/23	980,000	869,750
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (h)	2,395,000	2,424,938

TOTAL SERVICES		3,294,688

Super Retail - 0.0%
JC Penney Corp., Inc. 5.875% 7/1/23 (h)	1,020,000	956,250
Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (h)	1,004,000	1,006,535
4.42% 6/15/21 (h)	3,030,000	3,073,003
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	2,665,000	2,658,338

TOTAL TECHNOLOGY		6,737,876

Telecommunications - 0.4%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	2,993,484
SFR Group SA:
6% 5/15/22 (h)	450,000	451,598
6.25% 5/15/24 (h)	1,930,000	1,874,513
7.375% 5/1/26 (h)	3,010,000	2,942,877

TOTAL TELECOMMUNICATIONS		8,262,472

Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (h)	870,000	868,913
TOTAL NONCONVERTIBLE BONDS
(Cost $67,919,894)		67,375,646
	Shares	Value

Common Stocks - 0.8%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	5,733,291
Energy - 0.3%
Expro Holdings U.S., Inc. (g)	240,349	5,197,547
Expro Holdings U.S., Inc. (g)(h)	88,205	1,907,433

TOTAL ENERGY		7,104,980

Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.	27,296	752,551
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	1,347,946
Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	23,635	292,129
Utilities - 0.1%
TexGen Power LLC (g)	85,051	2,381,428
TOTAL COMMON STOCKS
(Cost $17,577,571)		17,612,325

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (g)(j)
(Cost $45,406)	45,944	45,944

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 1.93% (k)
(Cost $147,588,996)	147,565,740	147,595,253
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $2,372,118,018)		2,357,169,525
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(71,446,792)
NET ASSETS - 100%		$2,285,722,733

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Non-income producing - Security is in default.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $683,621 and $685,303, respectively.

 (g) Level 3 security

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $61,678,423 or 2.7% of net assets.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Non-income producing

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,445,748
Total	$2,445,748

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,347,946	$1,347,946	$--	$--
Energy	7,104,980	--	--	7,104,980
Materials	6,485,842	6,485,842	--	--
Telecommunication Services	292,129	292,129	--	--
Utilities	2,381,428	--	--	2,381,428
Bank Loan Obligations	2,124,540,357	--	2,123,917,932	622,425
Corporate Bonds	67,375,646	--	67,375,646	--
Other	45,944	--	--	45,944
Money Market Funds	147,595,253	147,595,253	--	--
Total Investments in Securities:	$2,357,169,525	$155,721,170	$2,191,293,578	$10,154,777

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Utilities Central Fund

June 30, 2018

UTCIP-QTLY-0818
1.851905.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Diversified Telecommunication Services - 3.3%
Integrated Telecommunication Services - 3.3%
AT&T, Inc.	638,576	$20,504,675
Electric Utilities - 55.8%
Electric Utilities - 55.8%
American Electric Power Co., Inc.	483,400	33,475,450
Duke Energy Corp.	202,392	16,005,159
Edison International	174,500	11,040,615
El Paso Electric Co.	114,700	6,778,770
Entergy Corp.	364,300	29,431,797
Evergy, Inc.	808,113	45,375,545
Eversource Energy	352,800	20,677,608
Exelon Corp.	1,002,245	42,695,637
FirstEnergy Corp.	1,069,040	38,389,226
NextEra Energy, Inc.	313,065	52,291,248
PG&E Corp.	246,839	10,505,468
PPL Corp.	700,174	19,989,968
Vistra Energy Corp. (a)	784,008	18,549,629
		345,206,120
Electrical Equipment - 0.1%
Heavy Electrical Equipment - 0.1%
Siemens Gamesa Renewable Energy SA	38,100	511,894
Equity Real Estate Investment Trusts (REITs) - 2.1%
Specialized REITs - 2.1%
InfraReit, Inc.	581,402	12,889,682
Gas Utilities - 2.4%
Gas Utilities - 2.4%
South Jersey Industries, Inc.	446,900	14,957,743
Independent Power and Renewable Electricity Producers - 7.3%
Independent Power Producers & Energy Traders - 5.1%
NRG Energy, Inc.	252,443	7,750,000
NRG Yield, Inc. Class C	256,000	4,403,200
The AES Corp.	1,436,600	19,264,806
		31,418,006
Renewable Electricity - 2.2%
NextEra Energy Partners LP	300,136	14,007,347

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		45,425,353

Media - 3.4%
Cable & Satellite - 2.4%
Comcast Corp. Class A	454,100	14,899,021
Movies & Entertainment - 1.0%
Twenty-First Century Fox, Inc. Class A	125,200	6,221,188

TOTAL MEDIA		21,120,209

Multi-Utilities - 20.1%
Multi-Utilities - 20.1%
Ameren Corp.	38,500	2,342,725
Avangrid, Inc.	208,691	11,046,015
Dominion Resources, Inc.	538,700	36,728,566
Public Service Enterprise Group, Inc.	683,000	36,977,620
SCANA Corp.	278,323	10,721,002
Sempra Energy	226,023	26,243,531
		124,059,459
Oil, Gas & Consumable Fuels - 5.1%
Oil & Gas Storage & Transport - 5.1%
AltaGas Ltd.	62,300	1,286,612
Boardwalk Pipeline Partners, LP	1,426,300	16,573,606
Cheniere Energy Partners LP Holdings LLC	223,963	7,043,636
Cheniere Energy, Inc. (a)	101,478	6,615,351
		31,519,205
TOTAL COMMON STOCKS
(Cost $523,933,687)		616,194,340

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $9,754,203)	9,752,252	9,754,203
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $533,687,890)		625,948,543
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(7,377,556)
NET ASSETS - 100%		$618,570,987

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$130,031
Fidelity Securities Lending Cash Central Fund	3,824
Total	$133,855

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Telecom Services Central Fund

June 30, 2018

TSCIP-QTLY-0818
1.851904.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Communications Equipment - 0.9%
Communications Equipment - 0.9%
Quantenna Communications, Inc. (a)	234,600	$3,645,684
Diversified Telecommunication Services - 62.6%
Alternative Carriers - 15.7%
Cogent Communications Group, Inc.	271,846	14,516,576
Globalstar, Inc. (a)(b)	3,298,712	1,616,039
Iliad SA	31,311	4,949,071
Iridium Communications, Inc. (a)(b)	641,014	10,320,325
ORBCOMM, Inc. (a)	246,967	2,494,367
Vonage Holdings Corp. (a)	1,169,141	15,070,227
Zayo Group Holdings, Inc. (a)	281,626	10,273,716
		59,240,321
Integrated Telecommunication Services - 46.9%
AT&T, Inc.	1,882,548	60,448,616
Atlantic Tele-Network, Inc.	104,310	5,504,439
Bandwidth, Inc. (a)	25,800	979,884
Cincinnati Bell, Inc. (a)	436,063	6,846,189
Consolidated Communications Holdings, Inc. (b)	513,909	6,351,915
Frontier Communications Corp. (b)	452,817	2,427,099
Verizon Communications, Inc.	1,864,950	93,825,636
Windstream Holdings, Inc. (b)	227,325	1,198,003
		177,581,781

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		236,822,102

Equity Real Estate Investment Trusts (REITs) - 3.2%
Specialized REITs - 3.2%
American Tower Corp.	41,463	5,977,721
Equinix, Inc.	14,100	6,061,449
		12,039,170
Internet Software & Services - 0.5%
Internet Software & Services - 0.5%
Gogo, Inc. (a)(b)	396,477	1,926,878
Media - 13.1%
Cable & Satellite - 13.1%
Altice Europe NV Class A	313,893	1,279,309
Altice U.S.A., Inc. Class A (b)	130,672	2,229,264
Comcast Corp. Class A	377,500	12,385,775
DISH Network Corp. Class A (a)	115,500	3,881,955
GCI Liberty, Inc. (a)	74,503	3,358,595
Liberty Broadband Corp. Class A (a)	145,500	11,005,620
Liberty Global PLC Class C (a)	452,164	12,032,084
Liberty Latin America Ltd. (a)	89,997	1,744,142
Megacable Holdings S.A.B. de CV unit	363,000	1,495,665
		49,412,409
Software - 2.1%
Home Entertainment Software - 2.1%
Activision Blizzard, Inc.	102,900	7,853,328
Wireless Telecommunication Services - 17.2%
Wireless Telecommunication Services - 17.2%
Millicom International Cellular SA	25,269	1,484,554
Shenandoah Telecommunications Co.	240,315	7,858,301
Sprint Corp. (a)(b)	1,657,342	9,015,940
T-Mobile U.S., Inc. (a)	482,115	28,806,371
Telephone & Data Systems, Inc.	403,780	11,071,648
U.S. Cellular Corp. (a)	184,396	6,830,028
		65,066,842
TOTAL COMMON STOCKS
(Cost $361,597,995)		376,766,413

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.93% (c)	1,725,691	1,726,036
Fidelity Securities Lending Cash Central Fund 1.92% (c)(d)	23,656,166	23,660,897
TOTAL MONEY MARKET FUNDS
(Cost $25,383,866)		25,386,933
TOTAL INVESTMENT IN SECURITIES - 106.3%
(Cost $386,981,861)		402,153,346
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(23,993,185)
NET ASSETS - 100%		$378,160,161

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$37,924
Fidelity Securities Lending Cash Central Fund	472,733
Total	$510,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Materials Central Fund

June 30, 2018

MTCIP-QTLY-0818
1.851903.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Building Products - 0.2%
Building Products - 0.2%
GCP Applied Technologies, Inc. (a)	47,100	$1,363,545
Chemicals - 72.8%
Commodity Chemicals - 18.0%
Alpek SA de CV	662,775	986,141
Cabot Corp.	46,601	2,878,544
Ciner Resources LP	42,400	1,115,120
LG Chemical Ltd.	4,826	1,444,392
LyondellBasell Industries NV Class A	392,055	43,067,242
Olin Corp.	900,872	25,873,044
Orion Engineered Carbons SA	132,800	4,096,880
Tronox Ltd. Class A	462,200	9,096,096
Westlake Chemical Corp.	164,672	17,723,647
		106,281,106
Diversified Chemicals - 34.3%
Ashland Global Holdings, Inc.	44,200	3,455,556
DowDuPont, Inc.	2,169,150	142,990,367
Eastman Chemical Co.	98,351	9,831,166
Huntsman Corp.	57,900	1,690,680
Ingevity Corp. (a)	30,700	2,482,402
The Chemours Co. LLC	936,143	41,527,303
		201,977,474
Fertilizers & Agricultural Chemicals - 3.1%
FMC Corp.	125,300	11,178,013
The Mosaic Co.	258,500	7,250,925
		18,428,938
Industrial Gases - 9.0%
Air Products & Chemicals, Inc.	161,400	25,134,822
Linde AG	117,400	28,023,183
		53,158,005
Specialty Chemicals - 8.4%
Axalta Coating Systems Ltd. (a)	152,700	4,628,337
Celanese Corp. Class A	94,500	10,495,170
Covestro AG (b)	23,000	2,052,595
KMG Chemicals, Inc.	9,200	678,776
Platform Specialty Products Corp. (a)	1,271,800	14,752,880
Sherwin-Williams Co.	35,000	14,264,950
Venator Materials PLC	168,000	2,748,480
		49,621,188

TOTAL CHEMICALS		429,466,711

Construction Materials - 3.9%
Construction Materials - 3.9%
CRH PLC sponsored ADR	74,100	2,619,435
Martin Marietta Materials, Inc.	82,400	18,402,392
Summit Materials, Inc.	75,991	1,994,764
		23,016,591
Containers & Packaging - 8.3%
Metal & Glass Containers - 1.6%
Aptargroup, Inc.	44,300	4,136,734
Berry Global Group, Inc. (a)	78,700	3,615,478
Silgan Holdings, Inc.	56,500	1,515,895
		9,268,107
Paper Packaging - 6.7%
Avery Dennison Corp.	32,600	3,328,460
Graphic Packaging Holding Co.	449,643	6,524,320
Packaging Corp. of America	115,500	12,911,745
WestRock Co.	294,710	16,804,364
		39,568,889

TOTAL CONTAINERS & PACKAGING		48,836,996

Energy Equipment & Services - 0.5%
Oil & Gas Equipment & Services - 0.5%
Tenaris SA sponsored ADR	79,800	2,903,922
Metals & Mining - 11.1%
Copper - 2.8%
Freeport-McMoRan, Inc.	945,800	16,324,508
Diversified Metals & Mining - 1.5%
Alcoa Corp. (a)	129,900	6,089,712
Elkem ASA (a)	451,500	2,106,614
Ivanhoe Mines Ltd. (a)	383,600	787,829
		8,984,155
Gold - 2.9%
Newmont Mining Corp.	366,900	13,835,799
Royal Gold, Inc.	34,200	3,175,128
		17,010,927
Steel - 3.9%
Commercial Metals Co.	257,500	5,435,825
Nucor Corp.	70,500	4,406,250
Ryerson Holding Corp. (a)	249,900	2,786,385
Steel Dynamics, Inc.	225,300	10,352,535
		22,980,995

TOTAL METALS & MINING		65,300,585

Trading Companies & Distributors - 1.3%
Trading Companies & Distributors - 1.3%
Univar, Inc. (a)	289,390	7,593,594
TOTAL COMMON STOCKS
(Cost $527,422,134)		578,481,944

Nonconvertible Preferred Stocks - 1.5%
Chemicals - 1.5%
Commodity Chemicals - 1.5%
Braskem SA (PN-A)
(Cost $9,853,599)	647,500	8,480,191

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.93% (c)
(Cost $2,557,096)	2,556,585	2,557,096
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $539,832,829)		589,519,231
NET OTHER ASSETS (LIABILITIES) - 0.0%		104,495
NET ASSETS - 100%		$589,623,726

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,052,595 or 0.3% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$103,537
Fidelity Securities Lending Cash Central Fund	2,933
Total	$106,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Information Technology Central Fund

June 30, 2018

ITCIP-QTLY-0818
1.851902.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Air Freight & Logistics - 0.2%
Air Freight & Logistics - 0.2%
Best, Inc. ADR (a)	806,100	$9,850,542
Automobiles - 2.2%
Automobile Manufacturers - 2.2%
Tesla, Inc. (a)(b)	358,570	122,971,582
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR (b)	90,300	13,881,819
Communications Equipment - 1.5%
Communications Equipment - 1.5%
Applied Optoelectronics, Inc. (a)(b)	21,400	960,860
Cisco Systems, Inc.	326,000	14,027,780
CommScope Holding Co., Inc. (b)	633,800	18,510,129
Hytera Communications Corp. Ltd. Class A	8,394,050	10,586,062
Lumentum Holdings, Inc. (a)(b)	92,900	5,378,910
Palo Alto Networks, Inc. (b)	71,300	14,650,011
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,016,800	7,798,856
Xiaomi Corp. Class B	6,286,800	13,622,362
		85,534,970
Construction Materials - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	387	255
Diversified Consumer Services - 1.4%
Education Services - 1.4%
China Online Education Group sponsored ADR (b)	6,972	74,879
TAL Education Group ADR (b)	2,096,278	77,143,030
		77,217,909
Diversified Financial Services - 0.2%
Other Diversified Financial Services - 0.2%
Jianpu Technology, Inc. ADR (b)(c)	1,428,700	9,443,707
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
BizLink Holding, Inc.	548,245	3,861,895
Electronic Equipment & Components - 4.3%
Electronic Components - 1.6%
E Ink Holdings, Inc.	12,263,000	13,651,956
LG Innotek Co. Ltd.	336,336	43,615,712
Samsung Electro-Mechanics Co. Ltd.	210,808	28,094,112
		85,361,780
Electronic Equipment & Instruments - 1.8%
Chroma ATE, Inc.	7,545,018	40,635,216
Hitachi High-Technologies Corp.	403,600	16,477,189
Trimble, Inc. (b)	1,289,100	42,334,044
		99,446,449
Technology Distributors - 0.9%
Dell Technologies, Inc. (b)	589,569	49,865,746

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		234,673,975

Equity Real Estate Investment Trusts (REITs) - 0.4%
Diversified REITs - 0.4%
Ant International Co. Ltd. (d)(e)	3,805,376	21,348,159
Internet & Direct Marketing Retail - 1.6%
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (b)	26,529	45,093,994
Netflix, Inc. (b)	113,400	44,388,162
		89,482,156
Internet Software & Services - 13.4%
Internet Software & Services - 13.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	945,500	175,418,615
Alphabet, Inc.:
Class A (b)	63,881	72,133,786
Class C (b)	71,333	79,582,661
eBay, Inc. (b)	370,600	13,437,956
Envestnet, Inc. (b)	434	23,848
Facebook, Inc. Class A (b)	198,975	38,664,822
GoDaddy, Inc. (b)	521,600	36,824,960
LogMeIn, Inc.	390,943	40,364,865
Match Group, Inc. (a)(b)	331,000	12,822,940
MercadoLibre, Inc.	99,200	29,653,856
Mercari, Inc. (b)	12,300	503,821
MongoDB, Inc. Class A	11,600	575,708
NetEase, Inc. ADR	249,162	62,955,763
New Relic, Inc. (b)	177,100	17,814,489
Nutanix, Inc.:
Class A (b)	595,000	30,684,150
Class B (b)(f)	68,486	3,531,823
Okta, Inc. (b)	133,000	6,699,210
SMS Co., Ltd.	1,896,312	34,649,679
Tencent Holdings Ltd.	539,071	27,069,667
Xunlei Ltd. sponsored ADR (a)(b)	1,953,688	20,904,462
Yandex NV Series A (b)	982,600	35,275,340
		739,592,421
IT Services - 5.4%
Data Processing & Outsourced Services - 4.0%
Adyen BV (f)	3,100	1,707,820
FleetCor Technologies, Inc. (b)	252,800	53,252,320
Global Payments, Inc.	195,056	21,746,793
PayPal Holdings, Inc. (b)	1,308,000	108,917,160
Square, Inc. (b)	579,900	35,745,036
		221,369,129
IT Consulting & Other Services - 1.4%
Cognizant Technology Solutions Corp. Class A	709,942	56,078,319
DXC Technology Co.	223,400	18,008,274
Perspecta, Inc.	111,700	2,295,435
		76,382,028

TOTAL IT SERVICES		297,751,157

Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (b)(e)	1,008,062	2,035,920
Machinery - 0.7%
Industrial Machinery - 0.7%
Minebea Mitsumi, Inc.	2,235,657	37,841,496
Media - 0.1%
Advertising - 0.0%
iCar Asia Ltd. (b)	1,498,141	260,544
Publishing - 0.1%
China Literature Ltd. (b)(f)	636,095	5,975,349

TOTAL MEDIA		6,235,893

Professional Services - 0.1%
Human Resource & Employment Services - 0.1%
WageWorks, Inc. (b)	71,505	3,575,250
Semiconductors & Semiconductor Equipment - 22.3%
Semiconductor Equipment - 3.5%
ASM Pacific Technology Ltd.	3,542,900	44,796,533
ASML Holding NV	55,000	10,888,350
ASML Holding NV (Netherlands)	74,700	14,781,996
Ferrotec Holdings Corp.	626,600	9,689,195
Lam Research Corp.	217,000	37,508,450
Screen Holdings Co. Ltd.	233,600	16,457,391
Sino-American Silicon Products, Inc.	13,829,000	55,859,151
SunEdison, Inc. (b)(e)	1,200	0
		189,981,066
Semiconductors - 18.8%
Acacia Communications, Inc. (a)(b)	79,400	2,763,914
Advanced Micro Devices, Inc. (b)	4,155,188	62,286,268
ams AG	782,730	58,315,480
Broadcom, Inc.	377,700	91,645,128
Cavium, Inc. (b)	105,300	9,108,450
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	50,800	768,604
Cree, Inc. (b)	452,700	18,818,739
Global Unichip Corp.	629,000	5,649,453
Himax Technologies, Inc. sponsored ADR (a)	5,425,890	40,477,139
Intel Corp.	513,100	25,506,201
International Quantum Epitaxy PLC (a)(b)	11,789,600	15,886,070
MACOM Technology Solutions Holdings, Inc. (a)(b)	1,220,917	28,129,928
Marvell Technology Group Ltd.	2,780,281	59,609,225
Micron Technology, Inc. (b)	541,700	28,406,748
Monolithic Power Systems, Inc.	106,143	14,188,135
Nanya Technology Corp.	26,538,000	72,508,673
NVIDIA Corp.	1,300,150	308,005,535
NXP Semiconductors NV (b)	238,800	26,093,676
Qorvo, Inc. (b)	193,500	15,512,895
Qualcomm, Inc.	2,265,338	127,130,769
Renesas Electronics Corp. (b)	373,300	3,661,688
Semtech Corp. (b)	284,994	13,408,968
Silicon Laboratories, Inc. (b)	65,500	6,523,800
Win Semiconductors Corp.	720,000	5,189,977
		1,039,595,463

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,229,576,529

Software - 42.4%
Application Software - 19.6%
Adobe Systems, Inc. (b)	741,313	180,739,523
Atlassian Corp. PLC (b)	87,240	5,454,245
Autodesk, Inc. (b)	940,544	123,295,913
Ceridian HCM Holding, Inc. (a)	17,300	574,187
Citrix Systems, Inc. (b)	991,457	103,944,352
Ellie Mae, Inc. (a)(b)	213,300	22,149,072
HubSpot, Inc. (b)	18,700	2,344,980
Intuit, Inc.	328,400	67,093,762
Parametric Technology Corp. (b)	1,859,866	174,474,029
RealPage, Inc. (b)	15,742	867,384
Salesforce.com, Inc. (b)	1,200,009	163,681,228
SAP SE	243,175	28,066,722
Snap, Inc. Class A (a)(b)	1,311,400	17,166,226
Splunk, Inc. (b)	277,000	27,453,470
SS&C Technologies Holdings, Inc.	222,766	11,561,555
Ultimate Software Group, Inc. (b)	391,124	100,640,116
Workday, Inc. Class A (b)	185,351	22,449,713
Zendesk, Inc. (b)	553,169	30,142,179
		1,082,098,656
Home Entertainment Software - 7.6%
Activision Blizzard, Inc.	2,121,059	161,879,223
Electronic Arts, Inc. (b)	1,066,015	150,329,435
Nintendo Co. Ltd.	142,000	46,352,939
Nintendo Co. Ltd. ADR (a)	593,184	24,195,975
Take-Two Interactive Software, Inc. (b)	296,365	35,077,761
		417,835,333
Systems Software - 15.2%
Microsoft Corp.	6,740,515	664,682,184
Oracle Corp.	2,391,100	105,351,866
Red Hat, Inc. (b)	393,000	52,807,410
ServiceNow, Inc. (b)	108,400	18,695,748
		841,537,208

TOTAL SOFTWARE		2,341,471,197

Technology Hardware, Storage & Peripherals - 2.5%
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	738,783	136,756,121
Samsung Electronics Co. Ltd.	85,070	3,561,475
		140,317,596
TOTAL COMMON STOCKS
(Cost $4,622,325,805)		5,466,664,428

Convertible Preferred Stocks - 1.2%
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
China Internet Plus Holdings Ltd.:
Series A-11 (b)(d)(e)	2,771,770	13,803,415
Series B (b)(d)(e)	3,479,801	17,329,409
		31,132,824
Internet Software & Services - 0.6%
Internet Software & Services - 0.6%
Lyft, Inc. Series I (d)(e)	303,270	14,361,017
Uber Technologies, Inc. Series D, 8.00% (b)(d)(e)	489,912	19,596,480
		33,957,497
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $44,156,663)		65,090,321

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 1.93% (g)	3,088,846	3,089,464
Fidelity Securities Lending Cash Central Fund 1.92% (g)(h)	238,556,277	238,603,988
TOTAL MONEY MARKET FUNDS
(Cost $241,675,978)		241,693,452
TOTAL INVESTMENT IN SECURITIES - 104.6%
(Cost $4,908,158,446)		5,773,448,201
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(253,787,113)
NET ASSETS - 100%		$5,519,661,088

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $86,438,480 or 1.6% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,214,992 or 0.2% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd.	5/16/18	$21,348,159
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$8,761,149
China Internet Plus Holdings Ltd. Series B	12/11/15	$13,434,468
Lyft, Inc. Series I	6/27/18	$14,361,017
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,600,029

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$816,935
Fidelity Securities Lending Cash Central Fund	4,124,308
Total	$4,941,243

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Jianpu Technology, Inc. ADR	$--	$12,859,136	$1,577,180	$--	$(76,648)	$(1,761,601)	$9,443,707
Total	$--	$12,859,136	$1,577,180	$--	$(76,648)	$(1,761,601)	$9,443,707

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$5,466,664,428	$5,313,386,663	$129,893,686	$23,384,079
Convertible Preferred Stocks	65,090,321	--	--	65,090,321
Money Market Funds	241,693,452	241,693,452	--	--
Total Investments in Securities:	$5,773,448,201	$5,555,080,115	$129,893,686	$88,474,400

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Convertible Preferred Stocks
Beginning Balance	$58,834,506
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(8,105,202)
Cost of Purchases	14,361,017
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$65,090,321
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$(8,105,202)
Other Investments in Securities
Beginning Balance	$--
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	110,911
Cost of Purchases	21,348,159
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	1,925,009
Transfers out of Level 3	--
Ending Balance	$23,384,079
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2018	$110,911

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$86,438,480	Market comparable	Enterprise value/Gross Profit multiple (EV/GP)	4.3	Increase
			Discount rate	57.0%	Decrease
			Discount for lack of marketability	15.0%	Decrease
		Market approach	Transaction price	$5.61 - $47.35 / $28.63	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Industrials Central Fund

June 30, 2018

INCIP-QTLY-0818
1.851901.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Aerospace & Defense - 28.9%
Aerospace & Defense - 28.9%
Bombardier, Inc. Class B (sub. vtg.) (a)	8,512,700	$33,671,350
General Dynamics Corp.	404,489	75,400,794
Huntington Ingalls Industries, Inc.	146,900	31,846,451
Moog, Inc. Class A	199,800	15,576,408
Northrop Grumman Corp.	281,096	86,493,239
Raytheon Co.	248,514	48,007,935
Spirit AeroSystems Holdings, Inc. Class A	260,000	22,336,600
Teledyne Technologies, Inc. (a)	72,856	14,502,715
Textron, Inc.	316,600	20,867,106
The Boeing Co.	261,100	87,601,661
TransDigm Group, Inc.	48,772	16,833,168
United Technologies Corp.	987,686	123,490,379
		576,627,806
Air Freight & Logistics - 4.2%
Air Freight & Logistics - 4.2%
FedEx Corp.	246,300	55,924,878
XPO Logistics, Inc. (a)	272,900	27,339,122
		83,264,000
Airlines - 4.2%
Airlines - 4.2%
Allegiant Travel Co.	44,700	6,211,065
Delta Air Lines, Inc.	647,400	32,072,196
Southwest Airlines Co.	573,433	29,176,271
Spirit Airlines, Inc. (a)	452,000	16,430,200
		83,889,732
Building Products - 2.2%
Building Products - 2.2%
A.O. Smith Corp.	228,006	13,486,555
Masco Corp.	811,400	30,362,588
		43,849,143
Commercial Services & Supplies - 3.2%
Diversified Support Services - 1.6%
Cintas Corp.	169,800	31,424,886
Environmental & Facility Services - 1.6%
Waste Connection, Inc. (United States)	435,750	32,803,260

TOTAL COMMERCIAL SERVICES & SUPPLIES		64,228,146

Construction & Engineering - 3.8%
Construction & Engineering - 3.8%
Fluor Corp.	510,800	24,916,824
Jacobs Engineering Group, Inc.	533,200	33,852,868
KBR, Inc.	971,000	17,400,320
		76,170,012
Electrical Equipment - 7.0%
Electrical Components & Equipment - 6.6%
Acuity Brands, Inc.	68,900	7,983,443
AMETEK, Inc.	364,417	26,296,331
Emerson Electric Co.	575,500	39,790,070
Fortive Corp.	753,942	58,136,468
		132,206,312
Heavy Electrical Equipment - 0.4%
Melrose Industries PLC	2,903,055	8,149,190

TOTAL ELECTRICAL EQUIPMENT		140,355,502

Industrial Conglomerates - 11.7%
Industrial Conglomerates - 11.7%
3M Co.	25,400	4,996,688
General Electric Co.	7,754,044	105,532,539
Honeywell International, Inc.	692,412	99,741,949
ITT, Inc.	461,200	24,106,924
		234,378,100
Machinery - 19.4%
Agricultural & Farm Machinery - 1.9%
Deere & Co.	273,300	38,207,340
Construction Machinery & Heavy Trucks - 6.1%
Allison Transmission Holdings, Inc.	902,046	36,523,843
Caterpillar, Inc.	377,269	51,184,085
WABCO Holdings, Inc. (a)	110,500	12,930,710
Wabtec Corp.	216,701	21,362,385
		122,001,023
Industrial Machinery - 11.4%
Flowserve Corp.	429,409	17,348,124
Gardner Denver Holdings, Inc. (a)	1,118,200	32,863,898
IDEX Corp.	92,006	12,556,979
Ingersoll-Rand PLC	666,962	59,846,500
Lincoln Electric Holdings, Inc.	137,900	12,102,104
Parker Hannifin Corp.	147,600	23,003,460
Snap-On, Inc.	291,758	46,891,346
The Weir Group PLC	328,700	8,676,036
Xylem, Inc.	201,200	13,556,856
		226,845,303

TOTAL MACHINERY		387,053,666

Professional Services - 3.2%
Research & Consulting Services - 3.2%
IHS Markit Ltd. (a)	688,290	35,508,881
Nielsen Holdings PLC	909,700	28,137,021
		63,645,902
Road & Rail - 8.4%
Railroads - 7.1%
Genesee & Wyoming, Inc. Class A (a)	202,300	16,451,036
Norfolk Southern Corp.	262,514	39,605,487
Union Pacific Corp.	610,100	86,438,968
		142,495,491
Trucking - 1.3%
J.B. Hunt Transport Services, Inc.	94,070	11,434,209
Knight-Swift Transportation Holdings, Inc. Class A	354,900	13,560,729
		24,994,938

TOTAL ROAD & RAIL		167,490,429

Specialty Retail - 1.0%
Home Improvement Retail - 1.0%
Lowe's Companies, Inc.	220,000	21,025,400
Trading Companies & Distributors - 1.8%
Trading Companies & Distributors - 1.8%
Bunzl PLC	501,800	15,198,650
Univar, Inc. (a)	789,878	20,726,399
		35,925,049
TOTAL COMMON STOCKS
(Cost $1,757,358,611)		1,977,902,887

Nonconvertible Preferred Stocks - 0.3%
Airlines - 0.3%
Airlines - 0.3%
Azul SA (a)
(Cost $9,699,154)	1,158,300	6,374,647

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $15,109,884)	15,106,863	15,109,884
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,782,167,649)		1,999,387,418
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,528,005)
NET ASSETS - 100%		$1,996,859,413

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$271,064
Fidelity Securities Lending Cash Central Fund	45,021
Total	$316,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Health Care Central Fund

June 30, 2018

HCCIP-QTLY-0818
1.851900.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Biotechnology - 23.7%
Biotechnology - 23.7%
Abeona Therapeutics, Inc. (a)(b)	760,000	$12,160,000
AC Immune SA (a)(b)	378,100	3,516,330
Acceleron Pharma, Inc. (a)	200,000	9,704,000
Acorda Therapeutics, Inc. (a)	440,000	12,628,000
Alexion Pharmaceuticals, Inc. (a)	600,000	74,490,000
Alnylam Pharmaceuticals, Inc. (a)	234,671	23,112,747
Amgen, Inc.	500,000	92,295,000
AnaptysBio, Inc. (a)	186,300	13,234,752
Argenx SE ADR (a)	230,400	19,090,944
Ascendis Pharma A/S sponsored ADR (a)	290,000	19,290,800
Atara Biotherapeutics, Inc. (a)(b)	500,000	18,375,000
Audentes Therapeutics, Inc. (a)	200,000	7,642,000
BeiGene Ltd. ADR (a)	189,900	29,193,327
Biogen, Inc. (a)	90,000	26,121,600
bluebird bio, Inc. (a)	85,624	13,438,687
Blueprint Medicines Corp. (a)	349,609	22,193,179
Cellectis SA sponsored ADR (a)	201,200	5,691,948
CytomX Therapeutics, Inc. (a)	117,897	2,695,125
FibroGen, Inc. (a)	140,000	8,764,000
Five Prime Therapeutics, Inc. (a)	251,200	3,971,472
GlycoMimetics, Inc. (a)(b)	500,000	8,065,000
Heron Therapeutics, Inc. (a)	120,000	4,662,000
Insmed, Inc. (a)	931,400	22,027,610
Intercept Pharmaceuticals, Inc. (a)(b)	129,651	10,879,015
La Jolla Pharmaceutical Co. (a)(b)	250,000	7,292,500
Neurocrine Biosciences, Inc. (a)	520,000	51,084,800
Sarepta Therapeutics, Inc. (a)	590,101	77,999,550
Spark Therapeutics, Inc. (a)	126,000	10,427,760
TESARO, Inc. (a)(b)	300,000	13,341,000
uniQure B.V. (a)	208,445	7,879,221
Vertex Pharmaceuticals, Inc. (a)	450,000	76,482,000
Xencor, Inc. (a)	389,501	14,415,432
Zai Lab Ltd. ADR (b)	261,600	6,082,200
		728,246,999
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	240,000	5,892,000
Health Care Equipment & Supplies - 32.2%
Health Care Equipment - 31.2%
Atricure, Inc. (a)	613,107	16,584,544
Baxter International, Inc.	1,290,000	95,253,600
Becton, Dickinson & Co.	988,811	236,879,563
Boston Scientific Corp. (a)	6,555,000	214,348,500
Danaher Corp.	200,000	19,736,000
DexCom, Inc. (a)	260,000	24,694,800
Edwards Lifesciences Corp. (a)	146,000	21,253,220
Fisher & Paykel Healthcare Corp.	1,000,000	10,084,997
Insulet Corp. (a)	451,800	38,719,260
Integra LifeSciences Holdings Corp. (a)	700,000	45,087,000
Intuitive Surgical, Inc. (a)	180,000	86,126,400
Penumbra, Inc. (a)	236,000	32,603,400
Stryker Corp.	460,000	77,675,600
Wright Medical Group NV (a)	1,500,000	38,940,000
		957,986,884
Health Care Supplies - 1.0%
Align Technology, Inc. (a)	90,000	30,792,600

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		988,779,484

Health Care Providers & Services - 23.9%
Health Care Distributors & Services - 2.1%
Amplifon SpA	414,765	8,602,279
EBOS Group Ltd.	1,046,022	12,717,049
Henry Schein, Inc. (a)	602,622	43,774,462
		65,093,790
Health Care Facilities - 1.9%
HCA Holdings, Inc.	560,000	57,456,000
Health Care Services - 1.7%
Diplomat Pharmacy, Inc. (a)	500,000	12,780,000
G1 Therapeutics, Inc. (a)(b)	327,134	14,217,244
Premier, Inc. (a)	280,000	10,186,400
United Drug PLC (United Kingdom)	1,280,000	13,953,453
		51,137,097
Managed Health Care - 18.2%
Cigna Corp.	360,000	61,182,000
Humana, Inc.	522,000	155,362,860
Molina Healthcare, Inc. (a)	330,000	32,320,200
Notre Dame Intermedica Participacoes SA	1,640,000	9,139,908
UnitedHealth Group, Inc.	1,230,000	301,768,202
		559,773,170

TOTAL HEALTH CARE PROVIDERS & SERVICES		733,460,057

Health Care Technology - 1.6%
Health Care Technology - 1.6%
Castlight Health, Inc. (a)	700,500	2,977,125
Castlight Health, Inc. Class B (a)	688,180	2,924,765
Teladoc, Inc. (a)(b)	720,000	41,796,000
		47,697,890
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Benefitfocus, Inc. (a)(b)	690,000	23,184,000
Life Sciences Tools & Services - 1.1%
Life Sciences Tools & Services - 1.1%
Hangzhou Tigermed Consulting Co. Ltd. Class A	500,000	4,672,255
Lonza Group AG	80,000	21,139,719
Morphosys AG (a)	69,000	8,460,711
		34,272,685
Pharmaceuticals - 14.3%
Pharmaceuticals - 14.3%
Allergan PLC	300,000	50,016,000
Amneal Pharmaceuticals, Inc. (a)	75,000	1,230,750
Amneal Pharmaceuticals, Inc. (c)	540,541	8,870,278
AstraZeneca PLC (United Kingdom)	1,440,000	99,600,743
Bristol-Myers Squibb Co.	230,000	12,728,200
Dechra Pharmaceuticals PLC	960,000	35,246,827
Indivior PLC (a)	2,394,700	12,110,673
Jazz Pharmaceuticals PLC (a)	90,000	15,507,000
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,800,000	20,596,285
Mylan NV (a)	580,000	20,961,200
MyoKardia, Inc. (a)	132,243	6,565,865
Nektar Therapeutics (a)	850,000	41,505,500
Perrigo Co. PLC	420,000	30,622,200
Roche Holding AG (participation certificate)	180,000	39,934,472
RPI International Holdings LP (c)(d)	41,845	5,978,604
The Medicines Company (a)	440,000	16,148,000
Theravance Biopharma, Inc. (a)(b)	459,308	10,417,105
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	2,800,000	10,136,837
		438,176,539
Textiles, Apparel & Luxury Goods - 0.0%
Textiles - 0.0%
Scholar Rock Holding Corp.	16,900	263,640
TOTAL COMMON STOCKS
(Cost $2,449,473,278)		2,999,973,294

Convertible Preferred Stocks - 0.5%
Biotechnology - 0.2%
Biotechnology - 0.2%
BioNTech AG Series A (c)(d)	25,477	5,430,640
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)(d)	438,101	3,377,759
Software - 0.1%
Application Software - 0.1%
Outset Medical, Inc. Series C (a)(c)(d)	997,101	3,360,231
Textiles, Apparel & Luxury Goods - 0.1%
Textiles - 0.1%
Generation Bio Series B (c)(d)	49,800	455,456
Harmony Biosciences II, Inc. Series A (c)(d)	3,606,378	3,606,378
		4,061,834
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $15,110,750)		16,230,464

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 1.93% (e)	54,906,912	54,917,893
Fidelity Securities Lending Cash Central Fund 1.92% (e)(f)	63,090,299	63,102,917
TOTAL MONEY MARKET FUNDS
(Cost $118,014,651)		118,020,810
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $2,582,598,679)		3,134,224,568
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(66,142,471)
NET ASSETS - 100%		$3,068,082,097

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,079,346 or 1.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,885,246
Amneal Pharmaceuticals, Inc.	5/4/18	$9,864,873
BioNTech AG Series A	12/29/17	$5,579,683
Generation Bio Series B	2/21/18	$455,456
Harmony Biosciences II, Inc. Series A	9/22/17	$3,606,378
Outset Medical, Inc. Series C	4/19/17	$2,583,987
RPI International Holdings LP	5/21/15 - 3/23/16	$5,567,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$637,027
Fidelity Securities Lending Cash Central Fund	606,698
Total	$1,243,725

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,999,973,294	$2,833,319,756	$160,674,934	$5,978,604
Convertible Preferred Stocks	16,230,464	--	--	16,230,464
Money Market Funds	118,020,810	118,020,810	--	--
Total Investments in Securities:	$3,134,224,568	$2,951,340,566	$160,674,934	$22,209,068

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Financials Central Fund

June 30, 2018

FNCIP-QTLY-0818
1.851899.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Banks - 31.8%
Diversified Banks - 18.4%
Bank of America Corp.	6,250,000	$176,187,498
Citigroup, Inc.	2,550,000	170,646,000
JPMorgan Chase & Co.	1,595,600	166,261,520
Wells Fargo & Co.	2,750,000	152,460,000
		665,555,018
Regional Banks - 13.4%
Bank of the Ozarks, Inc.	524,055	23,603,437
CoBiz, Inc.	825,000	17,721,000
East West Bancorp, Inc.	445,412	29,040,862
First Citizen Bancshares, Inc.	20,000	8,066,000
First Hawaiian, Inc.	252,900	7,339,158
First Horizon National Corp.	1,400,000	24,976,000
Huntington Bancshares, Inc.	7,000,000	103,320,000
M&T Bank Corp.	290,000	49,343,500
PNC Financial Services Group, Inc.	633,557	85,593,551
Popular, Inc.	422,900	19,119,309
Preferred Bank, Los Angeles	157,285	9,666,736
Signature Bank (a)	292,500	37,404,900
SunTrust Banks, Inc.	950,000	62,719,000
United Community Bank, Inc.	77,800	2,386,126
Wintrust Financial Corp.	65,000	5,658,250
		485,957,829

TOTAL BANKS		1,151,512,847

Capital Markets - 16.9%
Asset Management & Custody Banks - 4.0%
Apollo Global Management LLC Class A	691,074	22,024,528
BlackRock, Inc. Class A	95,279	47,548,032
Northern Trust Corp.	644,217	66,283,487
Oaktree Capital Group LLC Class A	200,000	8,130,000
		143,986,047
Financial Exchanges & Data - 2.3%
Cboe Global Markets, Inc.	445,800	46,394,406
IntercontinentalExchange, Inc.	500,000	36,775,000
		83,169,406
Investment Banking & Brokerage - 10.6%
E*TRADE Financial Corp. (a)	1,600,000	97,856,000
Goldman Sachs Group, Inc.	506,500	111,718,705
Greenhill & Co., Inc. (b)	79,400	2,254,960
Hamilton Lane, Inc. Class A	300,000	14,391,000
Investment Technology Group, Inc.	700,000	14,644,000
Lazard Ltd. Class A	260,000	12,716,600
PJT Partners, Inc.	225,000	12,012,750
TD Ameritrade Holding Corp.	2,200,000	120,494,000
		386,088,015

TOTAL CAPITAL MARKETS		613,243,468

Consumer Finance - 8.1%
Consumer Finance - 8.1%
Capital One Financial Corp.	1,520,000	139,688,000
Discover Financial Services	2,289	161,168
OneMain Holdings, Inc. (a)	900,000	29,961,000
SLM Corp. (a)	3,900,000	44,655,000
Synchrony Financial	2,400,000	80,112,000
		294,577,168
Diversified Financial Services - 4.1%
Multi-Sector Holdings - 4.1%
Berkshire Hathaway, Inc. Class B (a)	800,000	149,320,000
Equity Real Estate Investment Trusts (REITs) - 17.5%
Diversified REITs - 0.6%
Spirit MTA REIT (a)	90,050	927,515
VEREIT, Inc.	1,002,324	7,457,291
Washington REIT (SBI)	360,800	10,943,064
		19,327,870
Health Care REITs - 1.6%
CareTrust (REIT), Inc.	255,050	4,256,785
Healthcare Realty Trust, Inc.	430,021	12,505,011
Sabra Health Care REIT, Inc.	238,000	5,171,740
Ventas, Inc.	407,492	23,206,669
Welltower, Inc.	181,103	11,353,347
		56,493,552
Hotel & Resort REITs - 0.8%
Braemar Hotels & Resorts, Inc.	137,200	1,566,824
DiamondRock Hospitality Co.	580,100	7,123,628
Host Hotels & Resorts, Inc.	494,311	10,415,133
Sunstone Hotel Investors, Inc.	649,200	10,789,704
		29,895,289
Industrial REITs - 1.6%
Americold Realty Trust	168,800	3,716,976
DCT Industrial Trust, Inc.	271,500	18,117,195
Duke Realty Corp.	602,300	17,484,769
Prologis, Inc.	160,823	10,564,463
Rexford Industrial Realty, Inc.	167,500	5,257,825
Terreno Realty Corp.	106,800	4,023,156
		59,164,384
Office REITs - 2.2%
Boston Properties, Inc.	232,789	29,196,396
Corporate Office Properties Trust (SBI)	298,400	8,650,616
Douglas Emmett, Inc.	334,300	13,432,174
Highwoods Properties, Inc. (SBI)	243,125	12,333,731
SL Green Realty Corp.	153,300	15,411,249
		79,024,166
Residential REITs - 2.4%
American Homes 4 Rent Class A	254,612	5,647,294
AvalonBay Communities, Inc.	161,594	27,776,393
Equity Lifestyle Properties, Inc.	143,344	13,173,314
Equity Residential (SBI)	310,225	19,758,230
Essex Property Trust, Inc.	72,723	17,385,888
UDR, Inc.	108,700	4,080,598
		87,821,717
Retail REITs - 2.7%
Acadia Realty Trust (SBI)	331,800	9,081,366
Agree Realty Corp.	83,273	4,394,316
DDR Corp.	200,191	3,583,419
National Retail Properties, Inc.	299,537	13,167,647
Retail Properties America, Inc.	181,100	2,314,458
Simon Property Group, Inc.	188,746	32,122,682
Spirit Realty Capital, Inc.	900,500	7,231,015
Taubman Centers, Inc.	98,725	5,801,081
The Macerich Co.	66,300	3,767,829
Urban Edge Properties	603,685	13,806,276
Weingarten Realty Investors (SBI)	76,100	2,344,641
		97,614,730
Specialized REITs - 5.6%
American Tower Corp.	381,388	54,984,708
CoreSite Realty Corp.	30,470	3,376,685
Corrections Corp. of America	171,700	4,101,913
Crown Castle International Corp.	92,000	9,919,440
Equinix, Inc.	90,452	38,884,410
Extra Space Storage, Inc.	16,910	1,687,787
Four Corners Property Trust, Inc.	187,000	4,605,810
Gaming & Leisure Properties	130,666	4,677,843
Outfront Media, Inc.	329,728	6,413,210
Potlatch Corp.	139,808	7,109,237
Public Storage	158,374	35,928,726
SBA Communications Corp. Class A (a)	121,391	20,044,082
Weyerhaeuser Co.	296,414	10,807,254
		202,541,105

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		631,882,813

Hotels, Restaurants & Leisure - 0.1%
Hotels, Resorts & Cruise Lines - 0.1%
Hilton Grand Vacations, Inc. (a)	102,800	3,567,160
Insurance - 14.2%
Life & Health Insurance - 3.7%
MetLife, Inc.	1,900,000	82,840,000
Torchmark Corp.	649,697	52,891,833
		135,731,833
Multi-Line Insurance - 4.7%
American International Group, Inc.	1,400,000	74,228,000
Hartford Financial Services Group, Inc.	1,850,000	94,590,500
		168,818,500
Property & Casualty Insurance - 4.1%
Aspen Insurance Holdings Ltd.	50,000	2,035,000
Axis Capital Holdings Ltd.	79,400	4,416,228
Beazley PLC	1,200,000	9,280,482
Chubb Ltd.	65,000	8,256,300
FNF Group	908,524	34,178,673
Hiscox Ltd.	750,000	15,094,641
RSA Insurance Group PLC	152,800	1,370,063
The Travelers Companies, Inc.	595,697	72,877,571
		147,508,958
Reinsurance - 1.7%
Reinsurance Group of America, Inc.	475,000	63,403,000

TOTAL INSURANCE		515,462,291

IT Services - 2.1%
Data Processing & Outsourced Services - 2.1%
Adyen BV (c)	1,900	1,046,728
Visa, Inc. Class A	300,000	39,735,000
WEX, Inc. (a)	175,000	33,334,000
		74,115,728
Mortgage Real Estate Investment Trusts - 0.2%
Mortgage REITs - 0.2%
AGNC Investment Corp.	400,000	7,436,000
Real Estate Management & Development - 1.0%
Real Estate Development - 0.4%
Howard Hughes Corp. (a)	76,076	10,080,070
VICI Properties, Inc.	242,400	5,003,136
		15,083,206
Real Estate Operating Company - 0.1%
The RMR Group, Inc.	35,700	2,800,665
Real Estate Services - 0.5%
CBRE Group, Inc. (a)	367,202	17,530,223

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		35,414,094

Software - 0.4%
Application Software - 0.4%
Black Knight, Inc. (a)	288,370	15,442,214
Thrifts & Mortgage Finance - 0.9%
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	2,172,183	23,285,802
NMI Holdings, Inc. (a)	201,000	3,276,300
Radian Group, Inc.	300,000	4,866,000
		31,428,102
TOTAL COMMON STOCKS
(Cost $2,961,193,960)		3,523,401,885

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.93% (d)	86,989,012	87,006,410
Fidelity Securities Lending Cash Central Fund 1.92% (d)(e)	1,197,667	1,197,907
TOTAL MONEY MARKET FUNDS
(Cost $88,204,197)		88,204,317
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $3,049,398,157)		3,611,606,202
NET OTHER ASSETS (LIABILITIES) - 0.3%		11,341,253
NET ASSETS - 100%		$3,622,947,455

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,046,728 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$853,260
Fidelity Securities Lending Cash Central Fund	6,538
Total	$859,798

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Energy Central Fund

June 30, 2018

ENCIP-QTLY-0818
1.851898.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Capital Markets - 0.3%
Investment Banking & Brokerage - 0.3%
TPG Pace Energy Holdings Corp. (a)	301,000	$3,271,870
Chemicals - 1.4%
Commodity Chemicals - 1.4%
LG Chemical Ltd.	7,573	2,266,551
LyondellBasell Industries NV Class A	143,750	15,790,938
		18,057,489
Energy Equipment & Services - 10.6%
Oil & Gas Drilling - 1.8%
Nabors Industries Ltd.	898,425	5,758,904
Odfjell Drilling Ltd.	750,822	3,111,389
Odfjell Drilling Ltd. rights (a)	76,085	0
Precision Drilling Corp. (a)	1,184,200	3,918,359
Shelf Drilling Ltd. (a)(b)	865,488	6,774,618
Trinidad Drilling Ltd. (a)	1,058,151	1,505,148
Xtreme Drilling & Coil Services Corp. (a)	1,174,900	1,903,577
		22,971,995
Oil & Gas Equipment & Services - 8.8%
Baker Hughes, a GE Co. Class A	1,092,736	36,093,070
C&J Energy Services, Inc. (a)	55,700	1,314,520
Dril-Quip, Inc. (a)	79,300	4,076,020
Halliburton Co.	751,517	33,863,356
Liberty Oilfield Services, Inc. Class A (a)(c)	332,900	6,231,888
NCS Multistage Holdings, Inc. (a)	148,500	2,157,705
Oceaneering International, Inc.	143,451	3,652,262
RigNet, Inc. (a)	278,075	2,864,173
Schlumberger Ltd.	204,252	13,691,012
Smart Sand, Inc. (a)(c)	132,800	705,168
TechnipFMC PLC	174,900	5,551,326
		110,200,500

TOTAL ENERGY EQUIPMENT & SERVICES		133,172,495

Gas Utilities - 0.3%
Gas Utilities - 0.3%
Indraprastha Gas Ltd.	976,720	3,628,102
Machinery - 0.6%
Industrial Machinery - 0.6%
Cactus, Inc. (a)	71,100	2,402,469
Gardner Denver Holdings, Inc. (a)	96,000	2,821,440
ProPetro Holding Corp. (a)	132,300	2,074,464
		7,298,373
Oil, Gas & Consumable Fuels - 85.9%
Coal & Consumable Fuels - 0.3%
Peabody Energy Corp.	74,600	3,392,808
Integrated Oil & Gas - 17.4%
Cenovus Energy, Inc.	1,200	12,460
Chevron Corp.	821,664	103,882,980
Exxon Mobil Corp.	537,164	44,439,578
Occidental Petroleum Corp.	488,900	40,911,152
Suncor Energy, Inc.	706,000	28,730,841
		217,977,011
Oil & Gas Exploration & Production - 46.9%
Aker Bp ASA	33,700	1,244,662
Anadarko Petroleum Corp.	690,761	50,598,243
Cabot Oil & Gas Corp.	1,089,800	25,937,240
California Resources Corp. (a)	77,700	3,530,688
Canadian Natural Resources Ltd.	37,800	1,364,325
Centennial Resource Development, Inc.:
Class A (a)	45,400	819,924
Class A (a)	411,015	7,422,931
Cimarex Energy Co.	109,222	11,112,246
Concho Resources, Inc. (a)	86,953	12,029,948
ConocoPhillips Co.	214,042	14,901,604
Continental Resources, Inc. (a)	559,972	36,263,787
Denbury Resources, Inc. (a)	304,700	1,465,607
Devon Energy Corp.	824,981	36,266,165
Diamondback Energy, Inc.	327,063	43,031,679
Encana Corp.	2,488,500	32,501,080
EOG Resources, Inc.	721,301	89,751,483
Extraction Oil & Gas, Inc. (a)	502,402	7,380,285
GeoPark Ltd. (a)	78,800	1,626,432
Gran Tierra Energy, Inc. (U.S.) (a)	1,181,200	4,075,140
Hess Corp.	245,565	16,425,843
Noble Energy, Inc.	505,900	17,848,152
Parex Resources, Inc. (a)	575,200	10,859,517
Parsley Energy, Inc. Class A (a)	928,632	28,118,977
PDC Energy, Inc. (a)	156,580	9,465,261
Pioneer Natural Resources Co.	291,993	55,256,755
Ring Energy, Inc. (a)	235,694	2,974,458
RSP Permian, Inc. (a)	526,570	23,179,611
Viper Energy Partners LP	503,100	16,053,921
Whiting Petroleum Corp. (a)	356,000	18,768,320
WildHorse Resource Development Corp. (a)	58,700	1,488,632
WPX Energy, Inc. (a)	283,979	5,120,141
		586,883,057
Oil & Gas Refining & Marketing - 16.8%
Andeavor	160,800	21,093,744
Delek U.S. Holdings, Inc.	1,144,073	57,398,142
HollyFrontier Corp.	133,800	9,155,934
Marathon Petroleum Corp.	171,100	12,004,376
Phillips 66 Co.	451,485	50,706,280
Reliance Industries Ltd.	264,698	3,759,941
Valero Energy Corp.	510,600	56,589,798
		210,708,215
Oil & Gas Storage & Transport - 4.5%
Cheniere Energy, Inc. (a)	230,900	15,052,371
Enterprise Products Partners LP	436,400	12,075,188
Euronav NV	596,527	5,488,048
GasLog Partners LP	46,030	1,097,816
Golar LNG Ltd.	217,400	6,404,604
Noble Midstream Partners LP	37,392	1,909,236
Noble Midstream Partners LP (d)	45,454	2,320,881
Plains GP Holdings LP Class A	225,077	5,381,591
Teekay LNG Partners LP	50,500	850,925
The Williams Companies, Inc.	239,682	6,497,779
		57,078,439

TOTAL OIL, GAS & CONSUMABLE FUELS		1,076,039,530

Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Equipment - 0.1%
SolarEdge Technologies, Inc. (a)	12,400	593,340
TOTAL COMMON STOCKS
(Cost $1,046,709,001)		1,242,061,199

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.93% (e)	9,576,919	9,578,835
Fidelity Securities Lending Cash Central Fund 1.92% (e)(f)	7,199,279	7,200,719
TOTAL MONEY MARKET FUNDS
(Cost $16,778,850)		16,779,554
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,063,487,851)		1,258,840,753
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,657,070)
NET ASSETS - 100%		$1,252,183,683

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,774,618 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,320,881 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,838,614

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160,360
Fidelity Securities Lending Cash Central Fund	40,261
Total	$200,621

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Staples Central Fund

June 30, 2018

CSCIP-QTLY-0818
1.851897.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
Beverages - 28.4%
Brewers - 0.9%
Beijing Yanjing Brewery Co. Ltd. Class A	8,035,628	$8,167,917
China Resources Beer Holdings Co. Ltd.	85,210	413,799
Molson Coors Brewing Co. Class B	41,700	2,837,268
		11,418,984
Distillers & Vintners - 2.4%
Constellation Brands, Inc. Class A (sub. vtg.)	108,466	23,739,953
Kweichow Moutai Co. Ltd. (A Shares)	10,418	1,150,936
Pernod Ricard SA	37,400	6,110,233
		31,001,122
Soft Drinks - 25.1%
Coca-Cola Bottling Co. Consolidated	63,687	8,606,024
Coca-Cola European Partners PLC	492,558	20,017,557
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	52,500	2,962,575
Coca-Cola West Co. Ltd.	14,600	583,525
Dr. Pepper Snapple Group, Inc.	222,300	27,120,600
Fever-Tree Drinks PLC	37,183	1,663,550
Monster Beverage Corp. (a)	888,578	50,915,519
PepsiCo, Inc.	760,100	82,752,087
The Coca-Cola Co.	2,876,361	126,157,197
		320,778,634

TOTAL BEVERAGES		363,198,740

Chemicals - 0.2%
Specialty Chemicals - 0.2%
Frutarom Industries Ltd.	20,200	1,979,553
Communications Equipment - 0.1%
Communications Equipment - 0.1%
Xiaomi Corp. Class B	593,800	1,286,657
Food & Staples Retailing - 9.3%
Drug Retail - 1.9%
Rite Aid Corp. (a)	965,201	1,669,798
Walgreens Boots Alliance, Inc.	385,180	23,116,578
		24,786,376
Food Distributors - 1.5%
Sysco Corp.	282,800	19,312,412
United Natural Foods, Inc. (a)	12,100	516,186
		19,828,598
Food Retail - 0.8%
Kroger Co.	171,023	4,865,604
Sprouts Farmers Market LLC (a)	245,400	5,415,978
		10,281,582
Hypermarkets & Super Centers - 5.1%
Bj's Wholesale Club Holdings, Inc.	17,100	404,415
Costco Wholesale Corp.	222,400	46,477,152
Walmart, Inc.	208,600	17,866,590
		64,748,157

TOTAL FOOD & STAPLES RETAILING		119,644,713

Food Products - 21.1%
Agricultural Products - 1.6%
Bunge Ltd.	149,369	10,412,513
Darling International, Inc. (a)	353,900	7,035,532
Ingredion, Inc.	33,700	3,730,590
		21,178,635
Packaged Foods & Meats - 19.5%
ConAgra Foods, Inc.	474,600	16,957,458
Danone SA	276,012	20,152,325
JBS SA	3,946,400	9,469,527
Kellogg Co.	273,900	19,137,393
Mondelez International, Inc.	1,205,512	49,425,992
Post Holdings, Inc. (a)	97,500	8,386,950
The Hain Celestial Group, Inc. (a)	382,989	11,413,072
The Hershey Co.	104,700	9,743,382
The J.M. Smucker Co.	197,700	21,248,796
The Kraft Heinz Co.	626,900	39,381,858
The Simply Good Foods Co.	1,343,900	19,405,916
TreeHouse Foods, Inc. (a)	471,073	24,736,043
		249,458,712

TOTAL FOOD PRODUCTS		270,637,347

Health Care Providers & Services - 0.9%
Health Care Services - 0.9%
CVS Health Corp.	178,103	11,460,928
Hotels, Restaurants & Leisure - 1.3%
Restaurants - 1.3%
Compass Group PLC	32,340	690,787
U.S. Foods Holding Corp. (a)	425,208	16,081,367
		16,772,154
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Newell Brands, Inc.	55,800	1,439,082
Household Products - 14.2%
Household Products - 14.2%
Colgate-Palmolive Co.	315,420	20,442,370
Essity AB Class B	266,100	6,571,727
Procter & Gamble Co.	1,197,893	93,507,528
Reckitt Benckiser Group PLC	60,900	5,003,838
Spectrum Brands Holdings, Inc. (b)	691,351	56,428,069
		181,953,532
Multiline Retail - 0.4%
General Merchandise Stores - 0.4%
Dollar Tree, Inc. (a)	59,100	5,023,500
Personal Products - 9.5%
Personal Products - 9.5%
Avon Products, Inc. (a)	7,018,500	11,369,970
Coty, Inc. Class A	4,065,078	57,317,600
Estee Lauder Companies, Inc. Class A	94,167	13,436,689
Herbalife Nutrition Ltd. (a)	71,964	3,865,906
Ontex Group NV	181,500	3,986,887
Unilever NV (Certificaten Van Aandelen) (Bearer)	558,954	31,143,231
		121,120,283
Tobacco - 14.0%
Tobacco - 14.0%
Altria Group, Inc.	936,467	53,181,961
British American Tobacco PLC sponsored ADR	519,146	26,190,916
Philip Morris International, Inc.	1,236,653	99,847,363
		179,220,240
TOTAL COMMON STOCKS
(Cost $1,266,871,000)		1,273,736,729

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.93% (c)	13,902,900	13,905,680
Fidelity Securities Lending Cash Central Fund 1.92% (c)(d)	52,398,411	52,408,890
TOTAL MONEY MARKET FUNDS
(Cost $66,309,331)		66,314,570
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $1,333,180,331)		1,340,051,299
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(59,898,690)
NET ASSETS - 100%		$1,280,152,609

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$191,305
Fidelity Securities Lending Cash Central Fund	192,334
Total	$383,639

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,273,736,729	$1,216,150,678	$57,586,051	$--
Money Market Funds	66,314,570	66,314,570	--	--
Total Investments in Securities:	$1,340,051,299	$1,282,465,248	$57,586,051	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Consumer Discretionary Central Fund

June 30, 2018

CDCIP-QTLY-0818
1.851896.111

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
Air Freight & Logistics - 0.1%
Air Freight & Logistics - 0.1%
XPO Logistics, Inc. (a)	21,100	$2,113,798
Auto Components - 0.2%
Auto Parts & Equipment - 0.2%
Aptiv PLC	44,300	4,059,209
Lear Corp.	6,100	1,133,441
Tenneco, Inc.	2,283	100,361
		5,293,011
Automobiles - 2.4%
Automobile Manufacturers - 2.4%
Ferrari NV	29,795	4,022,623
General Motors Co.	295,500	11,642,700
Tesla, Inc. (a)	94,716	32,482,852
Thor Industries, Inc.	72,400	7,051,036
		55,199,211
Beverages - 0.8%
Distillers & Vintners - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	61,335	13,424,391
Soft Drinks - 0.2%
Monster Beverage Corp. (a)	71,533	4,098,841

TOTAL BEVERAGES		17,523,232

Building Products - 0.1%
Building Products - 0.1%
Masco Corp.	75,000	2,806,500
Chemicals - 0.1%
Specialty Chemicals - 0.1%
Sherwin-Williams Co.	4,400	1,793,308
Commercial Services & Supplies - 0.2%
Diversified Support Services - 0.2%
Copart, Inc. (a)	75,500	4,270,280
Distributors - 0.6%
Distributors - 0.6%
LKQ Corp. (a)	323,300	10,313,270
Pool Corp.	24,200	3,666,300
		13,979,570
Diversified Consumer Services - 1.1%
Education Services - 0.6%
Adtalem Global Education, Inc. (a)	53,700	2,582,970
Grand Canyon Education, Inc. (a)	81,830	9,133,046
New Oriental Education & Technology Group, Inc. sponsored ADR	21,900	2,073,054
		13,789,070
Specialized Consumer Services - 0.5%
Service Corp. International	25,000	894,750
ServiceMaster Global Holdings, Inc. (a)	42,811	2,545,970
Weight Watchers International, Inc. (a)	84,459	8,538,805
		11,979,525

TOTAL DIVERSIFIED CONSUMER SERVICES		25,768,595

Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
ADT, Inc. (b)	177,900	1,538,835
Food & Staples Retailing - 1.2%
Food Distributors - 0.7%
Performance Food Group Co. (a)	458,575	16,829,703
Hypermarkets & Super Centers - 0.5%
Bj's Wholesale Club Holdings, Inc.	172,200	4,072,530
Costco Wholesale Corp.	11,149	2,329,918
Walmart, Inc.	43,500	3,725,775
		10,128,223

TOTAL FOOD & STAPLES RETAILING		26,957,926

Health Care Providers & Services - 0.0%
Health Care Services - 0.0%
National Vision Holdings, Inc.	20,510	750,051
Hotels, Restaurants & Leisure - 22.4%
Casinos & Gaming - 3.5%
Boyd Gaming Corp.	102,500	3,552,650
Caesars Entertainment Corp. (a)	516,000	5,521,200
Churchill Downs, Inc.	9,900	2,935,350
Eldorado Resorts, Inc. (a)	294,183	11,502,555
Las Vegas Sands Corp.	429,315	32,782,493
Melco Crown Entertainment Ltd. sponsored ADR	54,100	1,514,800
MGM Mirage, Inc.	492,700	14,303,081
Penn National Gaming, Inc. (a)	173,459	5,826,488
PlayAGS, Inc. (a)	67,200	1,819,104
Wynn Resorts Ltd.	6,515	1,090,220
		80,847,941
Hotels, Resorts & Cruise Lines - 8.0%
Accor SA	29,500	1,447,593
Bluegreen Vacations Corp.	190,980	4,545,324
Carnival Corp.	311,700	17,863,527
Hilton Grand Vacations, Inc. (a)	275,400	9,556,380
Hilton Worldwide Holdings, Inc.	463,826	36,716,466
Hyatt Hotels Corp. Class A	65,900	5,084,185
Marriott International, Inc. Class A	289,608	36,664,373
Marriott Vacations Worldwide Corp.	98,300	11,103,968
Royal Caribbean Cruises Ltd.	355,228	36,801,621
Wyndham Destinations, Inc.	217,358	9,622,439
Wyndham Hotels & Resorts, Inc.	217,358	12,787,171
		182,193,047
Leisure Facilities - 1.5%
Cedar Fair LP (depositary unit)	41,973	2,644,719
Drive Shack, Inc. (a)	275,110	2,123,849
Planet Fitness, Inc. (a)	196,063	8,615,008
Vail Resorts, Inc.	74,797	20,508,589
		33,892,165
Restaurants - 9.4%
ARAMARK Holdings Corp.	266,963	9,904,327
Chipotle Mexican Grill, Inc. (a)	6,500	2,803,905
Compass Group PLC	64,400	1,375,594
Darden Restaurants, Inc.	98,773	10,574,637
Del Frisco's Restaurant Group, Inc. (a)	120,700	1,520,820
Dine Brands Global, Inc.	27,157	2,031,344
Domino's Pizza, Inc.	41,320	11,659,264
Dunkin' Brands Group, Inc.	126,055	8,706,619
Jack in the Box, Inc.	31,411	2,673,704
McDonald's Corp.	533,930	83,661,492
Papa John's International, Inc. (b)	44,100	2,236,752
Restaurant Brands International, Inc.	173,700	10,477,625
Ruth's Hospitality Group, Inc.	58,223	1,633,155
Shake Shack, Inc. Class A (a)	15,700	1,039,026
Starbucks Corp.	814,100	39,768,785
Texas Roadhouse, Inc. Class A	60,300	3,950,253
U.S. Foods Holding Corp. (a)	350,500	13,255,910
Wendy's Co.	67,000	1,151,060
Wingstop, Inc.	44,877	2,338,989
Yum! Brands, Inc.	53,827	4,210,348
		214,973,609

TOTAL HOTELS, RESTAURANTS & LEISURE		511,906,762

Household Durables - 2.8%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	29,400	6,299,538
Homebuilding - 2.4%
Cavco Industries, Inc. (a)	22,046	4,577,852
D.R. Horton, Inc.	408,300	16,740,300
Lennar Corp.:
Class A	266,650	13,999,125
Class B	2,892	123,459
LGI Homes, Inc. (a)(b)	19,100	1,102,643
New Home Co. LLC (a)	79,500	792,615
NVR, Inc. (a)	4,240	12,594,284
Taylor Morrison Home Corp. (a)	58,400	1,213,552
TRI Pointe Homes, Inc. (a)	248,600	4,067,096
		55,210,926
Household Appliances - 0.1%
Techtronic Industries Co. Ltd.	468,500	2,612,531

TOTAL HOUSEHOLD DURABLES		64,122,995

Internet & Direct Marketing Retail - 26.9%
Internet & Direct Marketing Retail - 26.9%
Amazon.com, Inc. (a)	257,027	436,894,495
Boohoo.Com PLC (a)	329,200	845,028
Liberty Interactive Corp. QVC Group Series A (a)	429,185	9,107,306
Netflix, Inc. (a)	264,879	103,681,587
Start Today Co. Ltd.	19,900	721,659
The Booking Holdings, Inc. (a)	30,657	62,144,498
Wayfair LLC Class A (a)	8,200	973,832
Zalando SE (a)(b)	10,300	575,797
		614,944,202
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
2U, Inc. (a)	61,126	5,107,689
Alphabet, Inc. Class A (a)	9,400	10,614,386
CarGurus, Inc. Class A	2,800	97,272
MINDBODY, Inc. (a)	16,800	648,480
		16,467,827
IT Services - 0.4%
Data Processing & Outsourced Services - 0.4%
Adyen BV (c)	800	440,728
Global Payments, Inc.	25,500	2,842,995
PayPal Holdings, Inc. (a)	65,100	5,420,877
		8,704,600
Leisure Products - 0.6%
Leisure Products - 0.6%
Mattel, Inc. (b)	808,800	13,280,496
Media - 10.3%
Advertising - 0.0%
Interpublic Group of Companies, Inc.	28,900	677,416
Broadcasting - 0.2%
CBS Corp. Class B	82,200	4,621,284
Cable & Satellite - 5.8%
Charter Communications, Inc. Class A (a)	209,237	61,350,381
Comcast Corp. Class A	2,043,271	67,039,722
Naspers Ltd. Class N	19,284	4,899,197
		133,289,300
Movies & Entertainment - 4.3%
Cinemark Holdings, Inc.	224,065	7,860,200
Liberty Media Corp. Liberty Formula One Group Series C (a)	47,500	1,763,675
Lions Gate Entertainment Corp. Class B	7,600	178,296
Live Nation Entertainment, Inc. (a)	86,900	4,220,733
The Walt Disney Co.	795,078	83,332,125
Twenty-First Century Fox, Inc. Class A	23,000	1,142,870
		98,497,899

TOTAL MEDIA		237,085,899

Multiline Retail - 4.3%
Department Stores - 0.5%
Future Retail Ltd.	208,890	1,753,718
Macy's, Inc.	266,400	9,971,352
		11,725,070
General Merchandise Stores - 3.8%
B&M European Value Retail S.A.	427,543	2,280,134
Dollar General Corp.	295,680	29,154,048
Dollar Tree, Inc. (a)	565,853	48,097,505
Ollie's Bargain Outlet Holdings, Inc. (a)	29,700	2,153,250
Target Corp.	62,800	4,780,336
		86,465,273

TOTAL MULTILINE RETAIL		98,190,343

Personal Products - 0.0%
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	7,100	1,013,099
Real Estate Management & Development - 0.1%
Real Estate Services - 0.1%
Redfin Corp. (b)	81,200	1,874,908
Software - 0.2%
Application Software - 0.1%
Adobe Systems, Inc. (a)	7,900	1,926,099
Home Entertainment Software - 0.1%
Activision Blizzard, Inc.	29,200	2,228,544

TOTAL SOFTWARE		4,154,643

Specialty Retail - 18.2%
Apparel Retail - 5.4%
Burlington Stores, Inc. (a)	258,200	38,866,846
Inditex SA	60,601	2,063,714
Ross Stores, Inc.	407,469	34,532,998
The Children's Place Retail Stores, Inc.	36,405	4,397,724
TJX Companies, Inc.	460,790	43,857,992
		123,719,274
Automotive Retail - 1.9%
AutoZone, Inc. (a)	25,274	16,957,085
Monro, Inc.	50,600	2,939,860
O'Reilly Automotive, Inc. (a)	89,768	24,557,832
		44,454,777
Computer & Electronics Retail - 0.1%
Best Buy Co., Inc.	31,100	2,319,438
Home Improvement Retail - 10.2%
Floor & Decor Holdings, Inc. Class A (a)	44,944	2,217,088
Home Depot, Inc.	847,841	165,413,779
Lowe's Companies, Inc.	685,319	65,495,937
		233,126,804
Specialty Stores - 0.6%
Five Below, Inc. (a)	2,800	273,588
Tiffany & Co., Inc.	18,500	2,434,600
Ulta Beauty, Inc. (a)	45,500	10,622,430
		13,330,618

TOTAL SPECIALTY RETAIL		416,950,911

Technology Hardware, Storage & Peripherals - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	29,800	5,516,278
Textiles, Apparel & Luxury Goods - 5.6%
Apparel, Accessories & Luxury Goods - 3.1%
adidas AG	20,166	4,402,645
Canada Goose Holdings, Inc. (a)(b)	33,983	1,998,681
Carter's, Inc.	56,500	6,124,035
G-III Apparel Group Ltd. (a)	55,343	2,457,229
Kering SA	8,200	4,630,934
lululemon athletica, Inc. (a)	9,000	1,123,650
LVMH Moet Hennessy - Louis Vuitton SA	19,386	6,436,519
Michael Kors Holdings Ltd. (a)	32,600	2,171,160
Prada SpA	391,800	1,812,779
PVH Corp.	208,514	31,218,716
Swatch Group AG (Bearer)	3,740	1,779,172
Tapestry, Inc.	93,500	4,367,385
VF Corp.	26,600	2,168,432
		70,691,337
Footwear - 2.5%
NIKE, Inc. Class B	727,256	57,947,758

TOTAL TEXTILES, APPAREL & LUXURY GOODS		128,639,095

Tobacco - 0.2%
Tobacco - 0.2%
Philip Morris International, Inc.	46,000	3,714,040
TOTAL COMMON STOCKS
(Cost $1,681,619,016)		2,284,560,415

Money Market Funds - 0.9%
Fidelity Securities Lending Cash Central Fund 1.92% (d)(e)
(Cost $19,176,299)	19,174,382	19,178,217
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $1,700,795,315)		2,303,738,632
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(14,935,703)
NET ASSETS - 100%		$2,288,802,929

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $440,728 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$129,404
Fidelity Securities Lending Cash Central Fund	137,861
Total	$267,265

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,284,560,415	$2,276,060,182	$8,500,233	$--
Money Market Funds	19,178,217	19,178,217	--	--
Total Investments in Securities:	$2,303,738,632	$2,295,238,399	$8,500,233	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Equity Central Fund

June 30, 2018

INTCEN-QTLY-0818
1.859215.110

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.2%
Abacus Property Group unit	3,586,789	$10,007,100
Aub Group Ltd.	641,499	6,446,987
Australia & New Zealand Banking Group Ltd.	511,822	10,696,574
Commonwealth Bank of Australia	510,636	27,537,294
HUB24 Ltd. (a)	436,069	3,727,334

TOTAL AUSTRALIA		58,415,289

Austria - 0.8%
Erste Group Bank AG	512,600	21,400,461
Bailiwick of Jersey - 1.7%
Glencore Xstrata PLC	4,857,281	23,205,636
Randgold Resources Ltd.	74,900	5,764,853
Shire PLC	262,200	14,772,045

TOTAL BAILIWICK OF JERSEY		43,742,534

Belgium - 2.4%
Anheuser-Busch InBev SA NV	215,416	21,727,932
KBC Groep NV	262,889	20,298,957
Telenet Group Holding NV (a)	116,760	5,454,093
Umicore SA	293,964	16,872,761

TOTAL BELGIUM		64,353,743

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	550,860	4,082,863
Brazil - 0.1%
Notre Dame Intermedica Participacoes SA	335,000	1,866,993
Canada - 6.0%
Barrick Gold Corp.	525,500	6,903,271
Canadian Natural Resources Ltd.	147,000	5,305,709
Cenovus Energy, Inc.	1,190,800	12,364,066
Great-West Lifeco, Inc.	334,600	8,225,970
Hydro One Ltd. (b)	250,800	3,823,095
Imperial Oil Ltd.	206,300	6,857,574
Intact Financial Corp.	202,300	14,349,428
Kinder Morgan Canada Ltd. (b)	408,800	4,944,221
Lundin Mining Corp.	1,538,100	8,552,475
MDC Partners, Inc. Class A (a)	1,418,300	6,524,180
Royal Bank of Canada	410,800	30,932,257
Suncor Energy, Inc.	583,200	23,733,465
The Toronto-Dominion Bank	438,200	25,362,369

TOTAL CANADA		157,878,080

Cayman Islands - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	21,400	3,970,342
JD.com, Inc. sponsored ADR (a)	118,900	4,631,155
Tencent Holdings Ltd.	79,400	3,987,103

TOTAL CAYMAN ISLANDS		12,588,600

China - 0.3%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	241,673	2,765,314
PICC Property & Casualty Co. Ltd. (H Shares)	5,895,000	6,364,160

TOTAL CHINA		9,129,474

Denmark - 0.2%
Jyske Bank A/S (Reg.)	115,100	6,314,313
Finland - 0.6%
Wartsila Corp.	822,402	16,163,550
France - 9.6%
Capgemini SA	61,700	8,300,536
Christian Dior SA	17,600	7,362,185
Compagnie de St. Gobain	508,200	22,712,325
Danone SA	237,411	17,333,970
Edenred SA	50,000	1,580,033
ENGIE	504,080	7,729,167
Iliad SA	9	1,423
Ipsen SA	61,000	9,570,530
Kaufman & Broad SA	174,448	8,226,229
Kering SA	30,300	17,111,867
LVMH Moet Hennessy - Louis Vuitton SA	76,045	25,248,382
Remy Cointreau SA	61,100	7,920,136
Sanofi SA	242,255	19,443,271
Societe Generale Series A	472,100	19,842,326
Suez Environnement SA	267,591	3,470,232
Total SA	493,353	29,959,239
Veolia Environnement SA	215,500	4,612,944
VINCI SA	254,094	24,438,763
Vivendi SA	285,770	7,008,166
Wendel SA	90,000	12,402,036

TOTAL FRANCE		254,273,760

Germany - 8.5%
Akasol AG	37,400	2,170,902
BASF AG	391,847	37,409,067
Bayer AG	89,238	9,800,439
Deutsche Borse AG	110,086	14,636,391
Deutsche Post AG	1,005,631	32,673,318
Deutsche Telekom AG	1,007,400	15,568,774
E.ON AG	623,868	6,647,004
Fresenius Medical Care AG & Co. KGaA	110,000	11,076,060
Fresenius SE & Co. KGaA	129,000	10,364,459
LEG Immobilien AG	61,759	6,713,131
Linde AG	128,300	30,624,995
Morphosys AG sponsored ADR	80,000	2,427,200
ProSiebenSat.1 Media AG (c)	434,449	10,993,736
RWE AG	232,930	5,311,106
SAP SE	227,659	26,275,899
Scout24 AG (b)	55,670	2,954,119

TOTAL GERMANY		225,646,600

Hong Kong - 2.5%
AIA Group Ltd.	2,634,200	23,032,798
China Resources Beer Holdings Co. Ltd.	1,653,333	8,028,957
CLP Holdings Ltd.	588,460	6,337,931
Dah Sing Banking Group Ltd.	2,644,800	5,542,025
Dah Sing Financial Holdings Ltd.	916,800	5,351,973
Hysan Development Co. Ltd.	1,820,000	10,160,600
Sino Land Ltd.	5,050,000	8,213,266

TOTAL HONG KONG		66,667,550

Hungary - 0.4%
OTP Bank PLC	306,300	11,089,782
India - 0.4%
Axis Bank Ltd.	1,485,397	11,082,980
Indonesia - 0.3%
PT Bank Danamon Indonesia Tbk Series A	10,066,800	4,478,426
PT Bank Rakyat Indonesia Tbk	15,650,200	3,101,645

TOTAL INDONESIA		7,580,071

Ireland - 2.3%
Greencore Group PLC	4,266,447	10,467,366
James Hardie Industries PLC CDI	1,329,587	22,316,232
Ryanair Holdings PLC sponsored ADR (a)	238,980	27,298,685

TOTAL IRELAND		60,082,283

Isle of Man - 0.1%
Playtech Ltd.	332,826	3,307,531
Italy - 0.9%
Banca Generali SpA	429,400	10,701,014
Enel SpA	1,918,936	10,633,174
Mediaset SpA (a)(c)	914,051	2,924,755

TOTAL ITALY		24,258,943

Japan - 19.5%
Advance Residence Investment Corp.	4,244	10,878,808
AEON Financial Service Co. Ltd.	287,300	6,134,464
Bandai Namco Holdings, Inc.	507,700	20,956,411
Chubu Electric Power Co., Inc.	284,910	4,274,358
Chugai Pharmaceutical Co. Ltd.	221,300	11,613,178
Daikin Industries Ltd.	257,400	30,851,267
DaikyoNishikawa Corp.	921,900	13,514,372
Funai Soken Holdings, Inc.	32,050	714,152
Hakuhodo DY Holdings, Inc.	633,500	10,173,536
Honda Motor Co. Ltd.	616,400	18,073,455
Hoya Corp.	347,300	19,759,226
Ichigo, Inc.	2,293,000	10,769,634
Iida Group Holdings Co. Ltd.	446,200	8,612,468
JSR Corp.	876,200	14,925,829
Keyence Corp.	23,750	13,420,042
Makita Corp.	727,500	32,624,644
Minebea Mitsumi, Inc.	431,600	7,305,409
Mitsubishi UFJ Financial Group, Inc.	3,096,600	17,541,881
Money Forward, Inc.	70,100	3,469,701
Nidec Corp.	50,900	7,643,160
Nintendo Co. Ltd.	30,800	10,054,018
Nippon Paint Holdings Co. Ltd. (c)	236,600	10,193,578
Nippon Telegraph & Telephone Corp.	271,150	12,333,572
ORIX Corp.	891,600	14,109,048
Panasonic Corp.	1,901,500	25,640,632
Recruit Holdings Co. Ltd.	1,217,700	33,721,431
Renesas Electronics Corp. (a)	745,800	7,315,529
SMC Corp.	54,700	20,073,712
SoftBank Corp.	88,930	6,350,327
Sony Corp.	490,700	25,130,885
Sony Financial Holdings, Inc.	278,800	5,328,463
Suzuki Motor Corp.	375,100	20,727,650
Takeda Pharmaceutical Co. Ltd.	155,000	6,520,555
TDK Corp.	58,500	5,981,303
Terumo Corp.	205,000	11,757,666
Tokio Marine Holdings, Inc.	209,400	9,821,742
Tokyo Gas Co. Ltd.	187,024	4,967,205
Toyota Boshoku Corp.	497,100	9,154,919
VT Holdings Co. Ltd.	1,040,500	5,479,036
Welcia Holdings Co. Ltd.	166,400	8,852,423

TOTAL JAPAN		516,769,689

Netherlands - 4.0%
Adyen BV (b)	9,100	5,013,278
ASML Holding NV (Netherlands)	96,878	19,170,685
ASR Nederland NV	188,000	7,679,733
Koninklijke Philips Electronics NV	388,585	16,463,559
NIBC Holding NV (a)	956,036	8,943,952
NXP Semiconductors NV (a)	97,400	10,642,898
Unilever NV:
(Certificaten Van Aandelen) (Bearer)	424,825	23,669,968
(NY Reg.)	252,700	14,080,444

TOTAL NETHERLANDS		105,664,517

Norway - 0.7%
Aker Bp ASA	146,500	5,410,769
Equinor ASA	492,169	13,077,210

TOTAL NORWAY		18,487,979

Portugal - 0.2%
Galp Energia SGPS SA Class B	317,024	6,047,554
Singapore - 1.0%
Parkway Life REIT	5,023,600	10,028,765
United Overseas Bank Ltd.	640,913	12,587,767
UOL Group Ltd.	863,800	4,830,940

TOTAL SINGAPORE		27,447,472

South Africa - 0.9%
Naspers Ltd. Class N	94,000	23,881,174
Spain - 2.4%
Atresmedia Corporacion de Medios de Comunicacion SA (c)	1,137,100	9,567,558
CaixaBank SA	4,773,732	20,547,504
Cellnex Telecom Sau (b)	201,760	5,089,291
Endesa SA	205,440	4,533,153
Gas Natural SDG SA (c)	196,970	5,216,889
Grifols SA ADR	428,650	9,215,975
Iberdrola SA	498,583	3,856,792
Masmovil Ibercom SA (a)	55,444	6,448,851

TOTAL SPAIN		64,476,013

Sweden - 2.6%
Com Hem Holding AB	410	6,665
D. Carnegie & Co. AB (a)	405,600	6,575,278
Essity AB Class B	340,400	8,406,674
HEXPOL AB (B Shares)	1,061,130	11,041,652
Lundin Petroleum AB	178,173	5,683,314
Nordea Bank AB	1,457,500	14,040,037
Radisson Hospitality AB (a)	5,456,650	17,515,135
Telefonaktiebolaget LM Ericsson (B Shares)	790,900	6,093,255

TOTAL SWEDEN		69,362,010

Switzerland - 5.1%
Credit Suisse Group AG	1,429,787	21,379,717
Lonza Group AG	45,000	11,891,092
Nestle SA (Reg. S)	386,038	29,918,273
Roche Holding AG (participation certificate)	193,010	42,820,841
Zurich Insurance Group AG	93,603	27,681,222

TOTAL SWITZERLAND		133,691,145

United Kingdom - 17.7%
AstraZeneca PLC (United Kingdom)	425,000	29,396,053
BP PLC	4,951,900	37,676,613
British American Tobacco PLC:
(United Kingdom)	436,325	22,054,669
sponsored ADR	387,300	19,539,285
BT Group PLC	4,191	12,023
Bunzl PLC	1,129,714	34,217,074
Conviviality PLC (d)	451,097	301,240
Diageo PLC	685,684	24,633,813
Great Portland Estates PLC	955,634	9,009,998
HSBC Holdings PLC (United Kingdom)	1,169,000	10,923,547
Imperial Tobacco Group PLC	125,941	4,690,464
Indivior PLC (a)	1,075,000	5,436,578
Informa PLC	898,533	9,901,755
International Personal Finance PLC	2,554,345	6,870,295
Liberty Global PLC Class A (a)	199,124	5,483,875
Melrose Industries PLC	4,936,909	13,858,438
Micro Focus International PLC	338,430	5,872,209
Moneysupermarket.com Group PLC	3,179,118	13,212,073
Prudential PLC	1,114,136	25,398,203
Reckitt Benckiser Group PLC	183,600	15,085,463
Rolls-Royce Holdings PLC (e)	2,135,375	27,813,430
Royal Dutch Shell PLC:
Class A (United Kingdom)	454,602	15,733,288
Class B (United Kingdom)	329,571	11,802,925
Scottish & Southern Energy PLC	343,200	6,126,310
Senior Engineering Group PLC	4,060,400	16,279,770
Standard Chartered PLC (United Kingdom)	2,627,903	24,020,580
Standard Life PLC	2,430,597	10,447,741
The Weir Group PLC	825,571	21,790,946
Victrex PLC	141,000	5,422,510
Virgin Money Holdings Uk PLC	2,110,200	10,217,932
Vodafone Group PLC	6,981,392	16,910,968
William Hill PLC	2,275,100	9,109,777

TOTAL UNITED KINGDOM		469,249,845

United States of America - 3.3%
Chevron Corp.	98,800	12,491,284
Cleveland-Cliffs, Inc. (a)	763,100	6,432,933
Constellation Brands, Inc. Class A (sub. vtg.)	39,600	8,667,252
Edgewell Personal Care Co. (a)	75,700	3,819,822
Freeport-McMoRan, Inc.	1,286,500	22,204,990
Molson Coors Brewing Co. Class B	77,800	5,293,512
Monster Beverage Corp. (a)	124,600	7,139,580
Philip Morris International, Inc.	91,900	7,420,006
Post Holdings, Inc. (a)	93,600	8,051,472
ResMed, Inc.	49,000	5,075,420

TOTAL UNITED STATES OF AMERICA		86,596,271

TOTAL COMMON STOCKS
(Cost $2,300,922,687)		2,581,599,069

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Porsche Automobil Holding SE (Germany)
(Cost $7,523,675)	168,000	10,704,148
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.88% to 1.89% 8/23/18 to 8/30/18(f)
(Cost $4,117,822)	$4,130,000	4,118,252
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.93% (g)	37,839,693	37,847,261
Fidelity Securities Lending Cash Central Fund 1.92% (g)(h)	34,616,373	34,623,297
TOTAL MONEY MARKET FUNDS
(Cost $72,466,935)		72,470,558
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,385,031,119)		2,668,892,027
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(19,583,482)
NET ASSETS - 100%		$2,649,308,545

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	26	Sept. 2018	$2,542,020	$(22,616)	$(22,616)
TME S&P/TSX 60 Index Contracts (Canada)	2	Sept. 2018	293,097	(953)	(953)
TOTAL FUTURES CONTRACTS					$(23,569)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,824,004 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $142,623.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$695,247
Fidelity Securities Lending Cash Central Fund	737,495
Total	$1,432,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$344,589,967	$239,502,877	$105,087,090	$--
Consumer Staples	277,102,721	144,432,062	132,369,419	301,240
Energy	191,087,231	95,915,166	95,172,065	--
Financials	556,591,328	398,640,537	157,950,791	--
Health Care	252,036,454	89,852,539	162,183,915	--
Industrials	371,760,107	311,273,359	60,486,748	--
Information Technology	145,732,990	74,279,821	71,453,169	--
Materials	221,870,782	178,696,862	43,173,920	--
Real Estate	87,187,520	87,187,520	--	--
Telecommunication Services	62,721,894	23,879,802	38,842,092	--
Utilities	81,622,223	58,215,735	23,406,488	--
Government Obligations	4,118,252	--	4,118,252	--
Money Market Funds	72,470,558	72,470,558	--	--
Total Investments in Securities:	$2,668,892,027	$1,774,346,838	$894,243,949	$301,240
Derivative Instruments:
Liabilities
Futures Contracts	$(23,569)	$(23,569)	$--	$--
Total Liabilities	$(23,569)	$(23,569)	$--	$--
Total Derivative Instruments:	$(23,569)	$(23,569)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Equity Central Fund

June 30, 2018

EMQ-QTLY-0818
1.876939.109

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.5%
	Shares	Value
Argentina - 1.1%
Banco Macro SA sponsored ADR	10,600	$623,174
BBVA Banco Frances SA sponsored ADR	31,334	387,288
Bolsas y Mercados Argentinos SA	14,290	171,925
Central Puerto SA sponsored ADR	53,900	533,610
Grupo Financiero Galicia SA sponsored ADR	46,356	1,528,821
Grupo Superveille SA sponsored ADR	61,360	649,189
Inversiones y Representaciones SA ADR	11,200	193,648
Loma Negra Compania Industrial Argentina SA ADR (a)	12,248	125,664
Pampa Holding SA sponsored ADR (a)	16,096	575,754
Telecom Argentina SA Class B sponsored ADR	75,191	1,333,888
YPF SA Class D sponsored ADR	84,640	1,149,411

TOTAL ARGENTINA		7,272,372

Australia - 0.0%
Frontier Digital Ventures Ltd. (a)	704,641	338,955
Bailiwick of Jersey - 0.0%
Glencore Xstrata PLC	38,446	184,838
Bangladesh - 0.2%
BRAC Bank Ltd.	329,898	280,647
Olympic Industries Ltd.	62,416	167,348
Square Pharmaceuticals Ltd.	155,329	543,962
The City Bank Ltd.	378,012	151,756

TOTAL BANGLADESH		1,143,713

Bermuda - 1.5%
AGTech Holdings Ltd. (a)	2,476,000	252,473
Beijing Enterprises Water Group Ltd.	595,000	324,590
Central European Media Enterprises Ltd. Class A (a)	98,571	409,070
China Resource Gas Group Ltd.	440,000	1,906,801
Credicorp Ltd. (United States)	18,336	4,127,800
GP Investments Ltd. Class A (depositary receipt) (a)	88,607	114,309
Pacific Basin Shipping Ltd. (a)	3,599,000	986,266
Shangri-La Asia Ltd.	1,174,000	2,208,657
Yue Yuen Industrial (Holdings) Ltd.	71,533	201,955

TOTAL BERMUDA		10,531,921

Brazil - 3.3%
Azul SA sponsored ADR (a)	89,288	1,460,752
B2W Companhia Global do Varejo (a)	574,126	3,984,774
Banco do Brasil SA	393,100	2,905,841
BTG Pactual Participations Ltd. unit	181,100	864,439
Companhia de Saneamento de Minas Gerais	133,230	1,410,074
Cosan SA Industria e Comercio	25,285	229,511
Direcional Engenharia SA (a)	610,000	938,038
Localiza Rent A Car SA	305,120	1,868,154
Natura Cosmeticos SA	232,500	1,815,849
Petrobras Distribuidora SA	223,100	1,052,828
Vale SA sponsored ADR	485,515	6,224,302

TOTAL BRAZIL		22,754,562

British Virgin Islands - 0.3%
Arcos Dorados Holdings, Inc. Class A	28,170	195,782
Despegar.com Corp.	8,600	180,342
Mail.Ru Group Ltd. GDR (Reg. S) (a)	70,200	2,035,800

TOTAL BRITISH VIRGIN ISLANDS		2,411,924

Canada - 0.4%
First Quantum Minerals Ltd.	15,333	225,916
Pan American Silver Corp.	137,700	2,464,830

TOTAL CANADA		2,690,746

Cayman Islands - 19.1%
58.com, Inc. ADR (a)	56,682	3,930,330
Alibaba Group Holding Ltd. sponsored ADR (a)	163,722	30,375,343
Ant International Co. Ltd. (b)(c)	296,486	1,663,286
BizLink Holding, Inc.	53,658	377,973
Chailease Holding Co. Ltd.	446,000	1,464,648
China Biologic Products Holdings, Inc.	8,800	874,104
China Literature Ltd. (a)(d)	1,235,760	11,608,483
China Resources Land Ltd.	565,120	1,905,198
ENN Energy Holdings Ltd.	127,690	1,255,644
Haitian International Holdings Ltd.	614,000	1,449,383
JD.com, Inc. sponsored ADR (a)	361,599	14,084,281
Kingsoft Corp. Ltd.	2,052,000	6,224,839
Momo, Inc. ADR (a)	28,898	1,257,063
NetEase, Inc. ADR	23,700	5,988,279
Secoo Holding Ltd. ADR	4,900	39,592
Shenzhou International Group Holdings Ltd.	16,667	205,746
Shimao Property Holdings Ltd.	620,660	1,629,652
SITC International Holdings Co. Ltd.	155,000	172,868
TAL Education Group ADR (a)	41,300	1,519,840
Tencent Holdings Ltd.	775,800	38,957,112
Uni-President China Holdings Ltd.	3,434,400	4,412,505
Wise Talent Information Technology Co. Ltd. (a)	274,941	1,138,929
Xiaomi Corp. Class B	425,400	921,765

TOTAL CAYMAN ISLANDS		131,456,863

Chile - 0.8%
CAP SA	14,504	144,240
Compania Cervecerias Unidas SA sponsored ADR (e)	34,300	855,442
Enersis SA (a)	2,765,934	488,889
Inversiones La Construccion SA	12,927	204,372
S.A.C.I. Falabella	29,249	268,051
Sociedad Matriz SAAM SA	2,680,767	244,939
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (e)	14,000	672,700
Vina Concha y Toro SA	1,431,604	2,946,927

TOTAL CHILE		5,825,560

China - 7.7%
Anhui Conch Cement Co. Ltd. (H Shares)	176,000	1,009,483
BBMG Corp. (H Shares)	4,651,500	1,719,352
China International Travel Service Corp. Ltd. (A Shares)	402,466	3,915,245
China Life Insurance Co. Ltd. (H Shares)	2,169,500	5,565,835
China Longyuan Power Grid Corp. Ltd. (H Shares)	3,165,850	2,550,241
China Oilfield Services Ltd. (H Shares)	1,706,000	1,611,280
China Pacific Insurance (Group) Co. Ltd. (H Shares)	870,700	3,368,225
China Petroleum & Chemical Corp. (H Shares)	5,180,000	4,636,708
China Telecom Corp. Ltd. (H Shares)	5,758,330	2,693,621
Industrial & Commercial Bank of China Ltd. (H Shares)	20,676,000	15,469,578
PICC Property & Casualty Co. Ltd. (H Shares)	1,396,500	1,507,642
Qingdao Haier Co. Ltd.	664,902	1,934,151
Shanghai International Airport Co. Ltd. (A Shares)	274,836	2,302,960
Shenzhen Inovance Technology Co. Ltd. Class A	136,900	678,607
Tsingtao Brewery Co. Ltd. (H Shares)	492,000	2,702,814
Zhengzhou Yutong Bus Co. Ltd.	416,490	1,207,135

TOTAL CHINA		52,872,877

Colombia - 0.6%
Bancolombia SA	6,020	72,543
Bancolombia SA sponsored ADR	36,933	1,764,659
Ecopetrol SA	880,774	909,006
Grupo de Inversiones Suramerica SA (a)	51,498	660,625
Inversiones Argos SA	105,737	716,445

TOTAL COLOMBIA		4,123,278

Egypt - 0.0%
Six of October Development & Investment Co. (a)	216,700	287,682
Greece - 0.6%
Fourlis Holdings SA	27,967	195,959
Titan Cement Co. SA (Reg.)	146,900	3,722,631

TOTAL GREECE		3,918,590

Hong Kong - 4.7%
AIA Group Ltd.	111,800	977,552
China Overseas Land and Investment Ltd.	1,367,680	4,506,287
China Resources Beer Holdings Co. Ltd.	1,372,666	6,665,975
China Resources Power Holdings Co. Ltd.	609,023	1,072,792
China Unicom Ltd.	1,399,000	1,743,833
China Unicom Ltd. sponsored ADR	234,800	2,937,348
CNOOC Ltd.	3,197,000	5,478,205
CSPC Pharmaceutical Group Ltd.	1,354,000	4,090,165
Far East Horizon Ltd.	3,650,074	3,540,464
Techtronic Industries Co. Ltd.	190,500	1,062,299

TOTAL HONG KONG		32,074,920

Hungary - 0.0%
OTP Bank PLC	6,267	226,901
India - 8.1%
Adani Ports & Special Economic Zone Ltd.	409,596	2,232,555
Axis Bank Ltd.	424,990	3,170,974
Axis Bank Ltd. GDR (Reg. S)	5,540	206,642
Bharat Petroleum Corp. Ltd.	358,855	1,956,771
Bharti Airtel Ltd.	199,816	1,114,808
Bharti Infratel Ltd.	205,084	900,351
Federal Bank Ltd.	1,617,167	1,933,467
Future Retail Ltd.	75,200	631,335
ICICI Bank Ltd.	400,638	1,612,715
ICICI Bank Ltd. sponsored ADR	492,280	3,953,008
IndoStar Capital Finance Ltd. (a)	67,413	512,737
Indraprastha Gas Ltd.	431,520	1,602,915
InterGlobe Aviation Ltd. (d)	68,416	1,087,800
ITC Ltd.	606,187	2,357,099
JK Cement Ltd.	107,398	1,364,595
Larsen & Toubro Ltd.	143,178	2,666,758
LIC Housing Finance Ltd.	608,641	4,166,515
Lupin Ltd. (a)	189,674	2,504,051
Mahindra & Mahindra Ltd.	20,892	273,952
Manappuram General Finance & Leasing Ltd.	994,777	1,431,282
Oberoi Realty Ltd.	149,763	1,044,250
Petronet LNG Ltd.	382,368	1,224,293
Phoenix Mills Ltd. (a)	197,558	1,923,637
Power Grid Corp. of India Ltd.	444,436	1,213,013
Reliance Industries Ltd.	603,483	8,572,262
SREI Infrastructure Finance Ltd.	434,995	394,901
State Bank of India	586,845	2,223,170
Sun Pharmaceutical Industries Ltd.	416,959	3,435,070
Tejas Networks Ltd. (d)	44,091	188,897

TOTAL INDIA		55,899,823

Indonesia - 2.1%
PT Astra International Tbk	5,390,700	2,482,807
PT Bank Mandiri (Persero) Tbk	5,037,400	2,410,034
PT Bank Rakyat Indonesia Tbk	18,475,900	3,661,658
PT Indocement Tunggal Prakarsa Tbk	725,300	690,882
PT Kalbe Farma Tbk	7,479,800	636,801
PT Kino Indonesia Tbk	18,933	2,325
PT Media Nusantara Citra Tbk	15,704,900	1,008,270
PT Perusahaan Gas Negara Tbk Series B	3,519,200	489,937
PT Semen Gresik (Persero) Tbk	2,626,900	1,306,117
PT Telekomunikasi Indonesia Tbk:
Series B	5,474,900	1,433,848
sponsored ADR	20,840	542,048

TOTAL INDONESIA		14,664,727

Israel - 0.2%
Bezeq The Israel Telecommunication Corp. Ltd.	1,123,827	1,264,449
Italy - 0.7%
Prada SpA	981,500	4,541,201
Japan - 0.5%
GMO Internet, Inc.	29,800	710,312
LINE Corp. (a)	24,500	1,011,532
Mercari, Inc. (a)	3,100	126,979
Panasonic Corp.	76,100	1,026,165
SoftBank Corp.	11,820	844,044

TOTAL JAPAN		3,719,032

Kenya - 0.2%
KCB Group Ltd.	849,633	389,257
Safaricom Ltd.	3,460,633	1,011,280

TOTAL KENYA		1,400,537

Korea (South) - 9.9%
AMOREPACIFIC Group, Inc.	34,509	3,824,733
BS Financial Group, Inc.	714,960	5,999,225
Coway Co. Ltd.	20,653	1,605,103
Daou Technology, Inc.	108,910	2,262,666
Hanon Systems	137,512	1,308,122
Hyundai Fire & Marine Insurance Co. Ltd.	60,188	1,820,294
Hyundai Mobis	24,093	4,583,830
Iljin Materials Co. Ltd.	22,452	853,317
InterPark INT Corp.	54,539	324,995
KB Financial Group, Inc.	141,846	6,678,201
KEPCO Plant Service & Engineering Co. Ltd.	22,042	705,200
Korea Electric Power Corp.	32,504	932,465
Korean Reinsurance Co.	88,178	937,736
KT Corp.	12,030	295,932
KT Corp. sponsored ADR	16,222	215,428
LG Chemical Ltd.	13,167	3,940,800
LG Corp.	29,235	1,891,647
NAVER Corp.	1,470	1,006,569
NCSOFT Corp.	5,706	1,899,798
POSCO	13,401	3,956,716
Samsung Electro-Mechanics Co. Ltd.	6,207	827,199
Samsung Electronics Co. Ltd.	136,493	5,714,310
Samsung Life Insurance Co. Ltd.	26,446	2,335,376
Samsung SDI Co. Ltd.	22,552	4,331,124
Shinhan Financial Group Co. Ltd.	155,350	6,015,998
SK Hynix, Inc.	52,355	4,026,621

TOTAL KOREA (SOUTH)		68,293,405

Luxembourg - 0.7%
Corp. America Airports SA (a)	18,780	158,503
Samsonite International SA	1,286,700	4,551,076
Tenaris SA sponsored ADR	8,532	310,479

TOTAL LUXEMBOURG		5,020,058

Mauritius - 0.1%
MakeMyTrip Ltd. (a)	21,200	766,380
Mexico - 1.9%
America Movil S.A.B. de CV Series L sponsored ADR	67,600	1,126,216
Fibra Uno Administracion SA de CV	674,900	980,054
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	150,696	1,395,324
Grupo Financiero Banorte S.A.B. de CV Series O	542,832	3,199,826
Macquarie Mexican (REIT) (d)	1,855,226	1,839,322
Promotora y Operadora de Infraestructura S.A.B. de CV	111,245	993,911
Wal-Mart de Mexico SA de CV Series V	1,234,500	3,254,663

TOTAL MEXICO		12,789,316

Morocco - 0.1%
Attijariwafa Bank	11,351	562,431
Netherlands - 1.3%
VEON Ltd. sponsored ADR	513,800	1,222,844
Yandex NV Series A (a)	210,530	7,558,027

TOTAL NETHERLANDS		8,780,871

Nigeria - 0.8%
Dangote Cement PLC	693,810	439,509
Guaranty Trust Bank PLC	10,363,620	1,161,069
Guaranty Trust Bank PLC GDR (Reg. S)	187,574	1,031,657
Nigerian Breweries PLC	1,173,831	370,820
Transnational Corp. of Nigeria PLC	51,269,952	198,556
Zenith Bank PLC	32,328,309	2,235,706

TOTAL NIGERIA		5,437,317

Oman - 0.0%
BankMuscat SAOG (a)	12,082	11,865
Pakistan - 0.3%
Habib Bank Ltd.	969,900	1,329,190
Indus Motor Co. Ltd.	10,577	123,794
Maple Leaf Cement Factory Ltd.	277,817	116,068
United Bank Ltd.	253,100	352,152

TOTAL PAKISTAN		1,921,204

Panama - 0.2%
Copa Holdings SA Class A	16,400	1,551,768
Peru - 0.6%
Alicorp SA Class C	71,059	239,099
Compania de Minas Buenaventura SA sponsored ADR	266,436	3,631,523
Ferreycorp SAA	349,823	250,330

TOTAL PERU		4,120,952

Philippines - 1.2%
Ayala Corp.	54,875	946,094
BDO Unibank, Inc.	377,433	887,678
International Container Terminal Services, Inc.	193,017	279,606
JG Summit Holdings, Inc.	637,727	597,553
Jollibee Food Corp.	67,663	333,487
Metro Pacific Investments Corp.	7,211,000	621,620
Metropolitan Bank & Trust Co.	1,782,292	2,451,585
PUREGOLD Price Club, Inc.	216,887	189,405
Robinsons Land Corp.	3,081,470	1,074,095
SM Investments Corp.	49,025	803,892
Universal Robina Corp.	150,943	342,271

TOTAL PHILIPPINES		8,527,286

Poland - 0.1%
Globe Trade Centre SA	84,448	207,645
Inter Cars SA	2,290	151,316

TOTAL POLAND		358,961

Romania - 0.2%
Banca Transilvania SA	981,523	589,850
BRD-Groupe Societe Generale	168,926	554,958

TOTAL ROMANIA		1,144,808

Russia - 4.5%
Lukoil PJSC sponsored ADR	87,000	5,949,060
MMC Norilsk Nickel PJSC sponsored ADR	171,900	3,085,605
Mobile TeleSystems OJSC	84,150	371,615
Mobile TeleSystems OJSC sponsored ADR	13,500	119,205
NOVATEK OAO GDR (Reg. S)	21,700	3,218,110
Sberbank of Russia	1,922,450	6,677,760
Sberbank of Russia sponsored ADR	607,092	8,763,373
Tatneft PAO	176,100	1,904,754
Unipro PJSC	26,565,800	1,229,970

TOTAL RUSSIA		31,319,452

Singapore - 0.2%
First Resources Ltd.	1,228,500	1,406,576
South Africa - 6.9%
African Rainbow Minerals Ltd.	24,900	198,038
Anglo American Platinum Ltd.	8,500	222,453
Aspen Pharmacare Holdings Ltd.	107,000	2,014,182
Barclays Africa Group Ltd.	388,141	4,526,968
Barloworld Ltd.	24,077	227,650
Bidvest Group Ltd.	127,862	1,836,347
DRDGOLD Ltd.	511,545	136,114
FirstRand Ltd.	719,600	3,351,576
Imperial Holdings Ltd.	199,067	2,842,736
Life Healthcare Group Holdings Ltd.	720,300	1,306,438
Mr Price Group Ltd.	156,700	2,584,650
MTN Group Ltd.	181,226	1,425,499
Murray & Roberts Holdings Ltd.	136,300	173,983
Nampak Ltd. (a)	249,910	285,663
Naspers Ltd. Class N	70,200	17,834,664
Nedbank Group Ltd.	74,050	1,347,286
Pretoria Portland Cement Co. Ltd. (a)	418,734	220,700
Sanlam Ltd.	44,900	229,353
Sasol Ltd.	127,200	4,625,862
Shoprite Holdings Ltd.	13,816	222,194
Steinhoff Africa Retail Ltd. (a)(d)	80,000	97,394
Tiger Brands Ltd.	74,700	1,804,671

TOTAL SOUTH AFRICA		47,514,421

Spain - 0.1%
Cemex Latam Holdings SA (a)	87,579	248,002
Prosegur Cash SA (d)	62,200	167,792

TOTAL SPAIN		415,794

Sri Lanka - 0.0%
Chevron Lubricants Lanka Ltd.	2,815	1,360
Taiwan - 5.1%
Advantech Co. Ltd.	62,695	413,835
Chroma ATE, Inc.	168,000	904,798
Hon Hai Precision Industry Co. Ltd. (Foxconn)	232,000	633,884
King's Town Bank	1,089,000	1,169,430
LandMark Optoelectronics Corp.	103,000	962,317
Largan Precision Co. Ltd.	17,000	2,506,650
MediaTek, Inc.	42,000	413,780
Nanya Technology Corp.	373,000	1,019,132
PChome Online, Inc.	67,009	282,771
President Chain Store Corp.	22,833	259,065
Taiwan Semiconductor Manufacturing Co. Ltd.	2,512,869	17,866,057
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	51,780	1,893,077
Unified-President Enterprises Corp.	2,230,000	5,668,188
United Microelectronics Corp.	2,680,000	1,491,774

TOTAL TAIWAN		35,484,758

Thailand - 0.8%
PTT Global Chemical PCL (For. Reg.)	1,239,400	2,730,945
PTT PCL (For. Reg.)	147,500	213,704
Siam Cement PCL (For. Reg.)	202,700	2,520,749
Thai Beverage PCL	221,033	116,803

TOTAL THAILAND		5,582,201

Turkey - 1.0%
Aselsan A/S	233,000	1,173,660
Bim Birlesik Magazalar A/S JSC	83,000	1,213,242
Tupras Turkiye Petrol Rafinerileri A/S	101,358	2,382,895
Turkcell Iletisim Hizmet A/S	394,200	1,044,312
Turkcell Iletisim Hizmet A/S sponsored ADR	12,300	80,442
Turkiye Garanti Bankasi A/S	654,000	1,193,012

TOTAL TURKEY		7,087,563

United Arab Emirates - 1.3%
Agthia Group PJSC	116,180	151,822
DP World Ltd.	104,184	2,396,232
Dubai Financial Market PJSC	846,594	222,415
Dubai Parks and Resorts PJSC (a)	1,104,210	99,504
Emaar Properties PJSC	2,282,033	3,056,669
National Bank of Abu Dhabi PJSC	951,460	3,147,228

TOTAL UNITED ARAB EMIRATES		9,073,870

United Kingdom - 0.8%
Abdullah Al-Othaim Markets Co. ELS (HSBC Bank Warrant Program) warrants 7/20/20 (a)(d)	13,900	278,715
Al Rajhi Banking & Investment Corp. ELS (HSBC Bank Warrant Program) warrants 1/19/21 (a)(d)	13,700	315,253
ALDREES Petroleum and Transport Services Co. ELS (HSBC Warrant Program) warrants 1/30/20 (a)(d)	28,300	211,287
Antofagasta PLC	18,333	239,530
Bank of Georgia Group PLC	4,433	110,281
Contemporary Amperex Technology Co. Ltd. (UBS Bank Warrant Program) Class A warrants 6/24/19 (a)(d)	87,400	949,902
Fresnillo PLC	140,700	2,123,352
NMC Health PLC	5,147	243,316
Saudi Co. for Hardware LLC (HSBC Bank Warrant Program) warrants 5/10/21 (a)(d)	7,100	218,092
Tullow Oil PLC (a)	84,333	272,681
United International Transportation Co. ELS (HSBC Bank Warrant Program) warrants 7/8/20 (d)	39,200	372,627

TOTAL UNITED KINGDOM		5,335,036

United States of America - 0.7%
First Cash Financial Services, Inc.	792	71,161
MercadoLibre, Inc.	12,800	3,826,304
Uxin Ltd. ADR (a)	98,600	891,344

TOTAL UNITED STATES OF AMERICA		4,788,809

Vietnam - 0.6%
Bank For Foreign Trade Jsc	130,380	329,379
Binh Minh Plastic JSC	51,620	131,757
Ho Chi Minh City Securities Co.	44,750	111,103
Petrolimex	61,000	155,433
Petrovietnam Dr & Well Ser Jsc (a)	430,370	255,877
PetroVietnam Technical Services Corp.	329,900	248,591
Saigon Securities, Inc.	124,590	154,662
Vietjet Aviation JSC	45,216	279,270
Vietnam Dairy Products Corp.	168,880	1,250,500
Vietnam Technological & Commercial Joint Stock Bank (a)	267,000	1,066,442

TOTAL VIETNAM		3,983,014

TOTAL COMMON STOCKS
(Cost $541,876,597)		630,884,947

Preferred Stocks - 5.2%
Convertible Preferred Stocks - 0.3%
Cayman Islands - 0.3%
China Internet Plus Holdings Ltd. Series A-11 (a)(b)(c)	331,980	1,653,260
Nonconvertible Preferred Stocks - 4.9%
Brazil - 3.3%
Ambev SA sponsored ADR	534,000	2,472,420
Banco do Estado Rio Grande do Sul SA	291,460	1,109,214
Companhia Paranaense de Energia-Copel:
(PN-B)	4,460	25,224
(PN-B) sponsored ADR (e)	294,107	1,641,117
Fibria Celulose SA sponsored ADR	171,100	3,180,749
Itau Unibanco Holding SA sponsored ADR	661,986	6,871,415
Metalurgica Gerdau SA (PN)	997,600	1,590,703
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	472,700	4,178,668
Telefonica Brasil SA	155,180	1,831,370
		22,900,880
Korea (South) - 1.6%
Hyundai Motor Co. Series 2	59,585	4,855,395
Samsung Electronics Co. Ltd.	125,513	4,240,875
Samsung Fire & Marine Insurance Co. Ltd.	12,006	1,966,360
		11,062,630

TOTAL NONCONVERTIBLE PREFERRED STOCKS		33,963,510

TOTAL PREFERRED STOCKS
(Cost $28,123,134)		35,616,770
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.69% to 1.82% 7/5/18 to 7/26/18 (Cost $998,930)(f)	1,000,000	999,025
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 1.93% (g)	19,611,385	19,615,307
Fidelity Securities Lending Cash Central Fund 1.92% (g)(h)	1,352,551	1,352,822
TOTAL MONEY MARKET FUNDS
(Cost $20,967,525)		20,968,129
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $591,966,186)		688,468,871
NET OTHER ASSETS (LIABILITIES) - 0.1%		760,984
NET ASSETS - 100%		$689,229,855

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	176	Sept. 2018	$9,357,040	$(523,338)	$(523,338)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,316,547 or 0.5% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,335,564 or 2.5% of net assets.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $508,591.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd.	5/16/18	$1,663,286
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$1,049,339

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$274,426
Fidelity Securities Lending Cash Central Fund	59,257
Total	$333,683

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$98,212,381	$95,532,956	$1,026,165	$1,653,260
Consumer Staples	44,712,756	44,712,756	--	--
Energy	44,857,699	32,838,032	12,019,667	--
Financials	159,611,856	128,305,437	31,306,419	--
Health Care	15,648,089	15,648,089	--	--
Industrials	31,582,783	31,582,783	--	--
Information Technology	156,494,319	96,246,079	60,248,240	--
Materials	54,066,436	49,440,574	4,625,862	--
Real Estate	20,311,425	18,648,139	--	1,663,286
Telecommunication Services	23,552,381	18,863,109	4,689,272	--
Utilities	17,451,592	15,289,157	2,162,435	--
Government Obligations	999,025	--	999,025	--
Money Market Funds	20,968,129	20,968,129	--	--
Total Investments in Securities:	$688,468,871	$568,075,240	$117,077,085	$3,316,546
Derivative Instruments:
Liabilities
Futures Contracts	$(523,338)	$(523,338)	$--	$--
Total Liabilities	$(523,338)	$(523,338)	$--	$--
Total Derivative Instruments:	$(523,338)	$(523,338)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate Equity Central Fund

June 30, 2018

REE-QTLY-0818
1.9862252.103

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 96.3%
REITs - Apartments - 13.8%
American Homes 4 Rent Class A	59,600	$1,321,928
AvalonBay Communities, Inc.	38,350	6,591,982
Equity Residential (SBI)	72,100	4,592,049
Essex Property Trust, Inc.	16,500	3,944,655
UDR, Inc.	23,200	870,928
		17,321,542
REITs - Diversified - 14.7%
Corrections Corp. of America	39,300	938,877
Duke Realty Corp.	129,400	3,756,482
Equinix, Inc.	20,000	8,597,800
Gaming & Leisure Properties	32,800	1,174,240
Outfront Media, Inc.	71,300	1,386,785
Spirit MTA REIT (a)	20,180	207,854
Washington REIT (SBI)	79,300	2,405,169
		18,467,207
REITs - Health Care - 10.5%
CareTrust (REIT), Inc.	64,500	1,076,505
Healthcare Realty Trust, Inc.	90,400	2,628,832
Sabra Health Care REIT, Inc.	61,954	1,346,260
Ventas, Inc.	89,200	5,079,940
Welltower, Inc.	48,550	3,043,600
		13,175,137
REITs - Hotels - 5.5%
Braemar Hotels & Resorts, Inc.	15,000	171,300
DiamondRock Hospitality Co.	135,000	1,657,800
Host Hotels & Resorts, Inc.	126,100	2,656,927
Sunstone Hotel Investors, Inc.	141,700	2,355,054
		6,841,081
REITs - Management/Investment - 4.0%
American Tower Corp.	4,500	648,765
CoreSite Realty Corp.	10,276	1,138,786
National Retail Properties, Inc.	64,600	2,839,816
Retail Properties America, Inc.	33,900	433,242
		5,060,609
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	30,576	2,809,934
REITs - Office Property - 15.4%
Boston Properties, Inc.	51,400	6,446,588
Corporate Office Properties Trust (SBI)	63,900	1,852,461
Douglas Emmett, Inc.	73,100	2,937,158
Highwoods Properties, Inc. (SBI)	52,000	2,637,960
Hudson Pacific Properties, Inc.	8,300	294,069
SL Green Realty Corp.	33,500	3,367,755
VEREIT, Inc.	242,600	1,804,944
		19,340,935
REITs - Regional Malls - 7.7%
Simon Property Group, Inc.	42,550	7,241,585
Taubman Centers, Inc.	20,900	1,228,084
The Macerich Co.	20,900	1,187,747
		9,657,416
REITs - Shopping Centers - 5.3%
Acadia Realty Trust (SBI)	68,438	1,873,148
Cedar Realty Trust, Inc.	112,347	530,278
DDR Corp.	56,150	1,005,085
Urban Edge Properties	122,550	2,802,719
Weingarten Realty Investors (SBI)	14,200	437,502
		6,648,732
REITs - Single Tenant - 3.0%
Agree Realty Corp.	19,600	1,034,292
Four Corners Property Trust, Inc.	44,500	1,096,035
Spirit Realty Capital, Inc.	201,800	1,620,454
		3,750,781
REITs - Storage - 6.5%
Extra Space Storage, Inc.	7,200	718,632
Public Storage	33,000	7,486,380
		8,205,012
REITs - Warehouse/Industrial - 7.7%
Americold Realty Trust	30,100	662,802
DCT Industrial Trust, Inc.	53,707	3,583,868
Prologis, Inc.	46,300	3,041,447
Rexford Industrial Realty, Inc.	41,700	1,308,963
Terreno Realty Corp.	28,263	1,064,667
		9,661,747

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		120,940,133

Hotels, Restaurants & Leisure - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Hilton Grand Vacations, Inc. (a)	18,800	652,360
Real Estate Management & Development - 1.0%
Real Estate Development - 0.7%
Howard Hughes Corp. (a)	6,800	901,000
REITs - Diversified - 0.3%
VICI Properties, Inc.	17,600	363,264

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,264,264

TOTAL COMMON STOCKS
(Cost $110,705,405)		122,856,757

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $3,073,928)	3,073,314	3,073,928
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $113,779,333)		125,930,685
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(349,635)
NET ASSETS - 100%		$125,581,050

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,143
Fidelity Securities Lending Cash Central Fund	80
Total	$14,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018